UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7803

Name of Registrant: Vanguard Scottsdale Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.8%)
U.S. Government Securities (74.3%)
United States Treasury Note/Bond	4.875%	4/30/11	770	801
United States Treasury Note/Bond	0.875%	5/31/11	770	773
United States Treasury Note/Bond	4.875%	5/31/11	830	867
United States Treasury Note/Bond	1.125%	6/30/11	1,360	1,370
United States Treasury Note/Bond	5.125%	6/30/11	620	651
United States Treasury Note/Bond	1.000%	7/31/11	500	503
United States Treasury Note/Bond	4.875%	7/31/11	500	525
United States Treasury Note/Bond	5.000%	8/15/11	535	564
United States Treasury Note/Bond	1.000%	8/31/11	510	513
United States Treasury Note/Bond	4.625%	8/31/11	150	158
United States Treasury Note/Bond	1.000%	9/30/11	1,265	1,272
United States Treasury Note/Bond	4.500%	9/30/11	1,235	1,300
United States Treasury Note/Bond	1.000%	10/31/11	1,260	1,267
United States Treasury Note/Bond	4.625%	10/31/11	1,445	1,528
United States Treasury Note/Bond	1.750%	11/15/11	340	346
United States Treasury Note/Bond	0.750%	11/30/11	451	452
United States Treasury Note/Bond	4.500%	11/30/11	1,240	1,312
United States Treasury Note/Bond	1.125%	12/15/11	965	972
United States Treasury Note/Bond	1.000%	12/31/11	870	874
United States Treasury Note/Bond	4.625%	12/31/11	596	634
United States Treasury Note/Bond	0.875%	1/31/12	365	366
United States Treasury Note/Bond	1.375%	2/15/12	369	373
United States Treasury Note/Bond	4.875%	2/15/12	1,171	1,255
United States Treasury Note/Bond	0.875%	2/29/12	595	597
United States Treasury Note/Bond	4.625%	2/29/12	1,360	1,454
United States Treasury Note/Bond	1.375%	3/15/12	535	542
United States Treasury Note/Bond	1.000%	3/31/12	805	809
United States Treasury Note/Bond	4.500%	3/31/12	745	797
United States Treasury Note/Bond	1.375%	4/15/12	795	805
United States Treasury Note/Bond	1.000%	4/30/12	580	583
United States Treasury Note/Bond	4.500%	4/30/12	852	913
United States Treasury Note/Bond	1.375%	5/15/12	626	634
United States Treasury Note/Bond	4.750%	5/31/12	1,085	1,171
United States Treasury Note/Bond	1.875%	6/15/12	1,280	1,309
United States Treasury Note/Bond	4.875%	6/30/12	1,440	1,564
United States Treasury Note/Bond	1.500%	7/15/12	265	269
United States Treasury Note/Bond	4.625%	7/31/12	650	704
United States Treasury Note/Bond	1.750%	8/15/12	415	423
United States Treasury Note/Bond	4.375%	8/15/12	990	1,067
United States Treasury Note/Bond	4.125%	8/31/12	970	1,042
United States Treasury Note/Bond	1.375%	9/15/12	240	243
United States Treasury Note/Bond	4.250%	9/30/12	495	534
United States Treasury Note/Bond	1.375%	10/15/12	385	389
United States Treasury Note/Bond	3.875%	10/31/12	830	888
United States Treasury Note/Bond	1.375%	11/15/12	1,528	1,541
United States Treasury Note/Bond	3.375%	11/30/12	255	270
United States Treasury Note/Bond	1.125%	12/15/12	990	991
United States Treasury Note/Bond	3.625%	12/31/12	780	832
United States Treasury Note/Bond	1.375%	1/15/13	578	581

United States Treasury Note/Bond	2.875%	1/31/13	1,415	1,482
United States Treasury Note/Bond	1.375%	2/15/13	747	751
United States Treasury Note/Bond	3.875%	2/15/13	945	1,016
United States Treasury Note/Bond	2.750%	2/28/13	340	355
United States Treasury Note/Bond	1.375%	3/15/13	1,134	1,140
United States Treasury Note/Bond	2.500%	3/31/13	859	891
United States Treasury Note/Bond	1.750%	4/15/13	1,065	1,081
United States Treasury Note/Bond	3.125%	4/30/13	747	788
United States Treasury Note/Bond	1.375%	5/15/13	1,135	1,139
United States Treasury Note/Bond	3.625%	5/15/13	306	327
United States Treasury Note/Bond	3.500%	5/31/13	219	234
United States Treasury Note/Bond	3.375%	7/31/13	75	80
				48,912
Agency Bonds and Notes (24.5%)
1 Bank of America Corp.	2.100%	4/30/12	530	541
1 Citibank NA	1.750%	12/28/12	300	303
2 Federal Farm Credit Bank	1.750%	2/21/13	200	202
2 Federal Farm Credit Bank	1.375%	6/25/13	60	60
2 Federal Home Loan Banks	3.125%	6/10/11	25	26
2 Federal Home Loan Banks	1.625%	7/27/11	750	759
2 Federal Home Loan Banks	1.000%	12/28/11	500	502
2 Federal Home Loan Banks	1.125%	5/18/12	150	150
2 Federal Home Loan Banks	1.750%	8/22/12	350	355
2 Federal Home Loan Banks	1.625%	9/26/12	630	637
2 Federal Home Loan Banks	4.500%	11/15/12	100	108
2 Federal Home Loan Banks	1.625%	11/21/12	200	202
2 Federal Home Loan Banks	1.750%	12/14/12	50	50
2 Federal Home Loan Banks	1.500%	1/16/13	25	25
2 Federal Home Loan Banks	1.625%	3/20/13	25	25
2 Federal Home Loan Banks	3.875%	6/14/13	250	268
2 Federal Home Loan Mortgage Corp.	6.000%	6/15/11	175	185
2 Federal Home Loan Mortgage Corp.	3.875%	6/29/11	200	207
2 Federal Home Loan Mortgage Corp.	5.250%	7/18/11	500	526
2 Federal Home Loan Mortgage Corp.	1.125%	12/15/11	630	633
2 Federal Home Loan Mortgage Corp.	5.750%	1/15/12	100	108
2 Federal Home Loan Mortgage Corp.	2.125%	3/23/12	215	220
2 Federal Home Loan Mortgage Corp.	1.750%	6/15/12	770	781
2 Federal Home Loan Mortgage Corp.	1.125%	7/27/12	200	200
2 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	300	307
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	100	107
2 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	400	402
2 Federal National Mortgage Assn.	2.750%	4/11/11	75	76
2 Federal National Mortgage Assn.	3.625%	8/15/11	675	699
2 Federal National Mortgage Assn.	5.000%	10/15/11	300	318
2 Federal National Mortgage Assn.	5.375%	11/15/11	260	277
2 Federal National Mortgage Assn.	1.000%	11/23/11	180	181
2 Federal National Mortgage Assn.	2.000%	1/9/12	50	51
2 Federal National Mortgage Assn.	0.875%	1/12/12	25	25
2 Federal National Mortgage Assn.	5.000%	2/16/12	25	27
2 Federal National Mortgage Assn.	6.125%	3/15/12	375	410
2 Federal National Mortgage Assn.	1.000%	4/4/12	100	100
2 Federal National Mortgage Assn.	1.875%	4/20/12	25	25
2 Federal National Mortgage Assn.	4.875%	5/18/12	100	108
2 Federal National Mortgage Assn.	1.250%	6/22/12	270	271
2 Federal National Mortgage Assn.	5.250%	8/1/12	125	135
2 Federal National Mortgage Assn.	1.750%	8/10/12	250	254
2 Federal National Mortgage Assn.	4.375%	9/15/12	100	107

[2,3] Federal National Mortgage Assn.		1.550%	9/17/12	1,000	1,003
[2,3] Federal National Mortgage Assn.		1.600%	10/1/12	50	50
2	Federal National Mortgage Assn.	3.250%	4/9/13	175	184
2	Federal National Mortgage Assn.	1.750%	5/7/13	50	50
2	Federal National Mortgage Assn.	1.500%	6/26/13	225	225
1	General Electric Capital Corp.	2.200%	6/8/12	115	118
1	General Electric Capital Corp.	2.000%	9/28/12	115	117
1	General Electric Capital Corp.	2.125%	12/21/12	255	260
1	Goldman Sachs Group Inc.	1.625%	7/15/11	300	303
1	Goldman Sachs Group Inc.	3.250%	6/15/12	300	313
1	HSBC USA Inc.	3.125%	12/16/11	250	259
1	John Deere Capital Corp.	2.875%	6/19/12	490	508
1	JPMorgan Chase & Co.	3.125%	12/1/11	450	465
1	JPMorgan Chase & Co.	2.200%	6/15/12	220	225
1	Morgan Stanley	3.250%	12/1/11	300	311
1	Morgan Stanley	2.250%	3/13/12	220	225
1	PNC Funding Corp.	2.300%	6/22/12	200	205
1	Wells Fargo & Co.	3.000%	12/9/11	375	387
					16,161
Total U.S. Government and Agency Obligations (Cost $64,809)					65,073
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
4	Vanguard Market Liquidity Fund (Cost
	$1,039)	0.246%		1,039,229	1,039

Total Investments (100.4%) (Cost $65,848)					66,112
Other Assets and Liabilities-Net (-0.4%)					(260)
Net Assets (100%)					65,852

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Short-Term Government Bond Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	__	65,073	__
Temporary Cash Investments	1,039	__	__
Total	1,039	65,073	__

C. At May 31, 2010, the cost of investment securities for tax purposes was $65,848,000. Net unrealized appreciation of investment securities for tax purposes was $264,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (87.3%)
United States Treasury Note/Bond	2.875%	1/31/13	99	104
United States Treasury Note/Bond	2.750%	2/28/13	404	422
United States Treasury Note/Bond	2.500%	3/31/13	318	330
United States Treasury Note/Bond	3.625%	5/15/13	110	118
United States Treasury Note/Bond	3.500%	5/31/13	1,025	1,094
United States Treasury Note/Bond	3.375%	6/30/13	1,261	1,341
United States Treasury Note/Bond	3.375%	7/31/13	262	278
United States Treasury Note/Bond	4.250%	8/15/13	356	388
United States Treasury Note/Bond	3.125%	8/31/13	470	495
United States Treasury Note/Bond	3.125%	9/30/13	735	775
United States Treasury Note/Bond	2.750%	10/31/13	2,222	2,313
United States Treasury Note/Bond	1.750%	1/31/14	440	442
United States Treasury Note/Bond	1.875%	2/28/14	105	106
United States Treasury Note/Bond	1.750%	3/31/14	593	594
United States Treasury Note/Bond	2.625%	7/31/14	3,147	3,247
United States Treasury Note/Bond	2.375%	8/31/14	382	390
United States Treasury Note/Bond	2.375%	9/30/14	252	257
United States Treasury Note/Bond	2.375%	10/31/14	195	199
United States Treasury Note/Bond	4.250%	11/15/14	85	94
United States Treasury Note/Bond	2.125%	11/30/14	435	439
United States Treasury Note/Bond	2.625%	12/31/14	705	725
United States Treasury Note/Bond	2.250%	1/31/15	271	274
United States Treasury Note/Bond	4.000%	2/15/15	724	788
United States Treasury Note/Bond	11.250%	2/15/15	435	616
United States Treasury Note/Bond	2.375%	2/28/15	4,244	4,314
United States Treasury Note/Bond	2.500%	3/31/15	2,255	2,303
United States Treasury Note/Bond	2.500%	4/30/15	219	223
United States Treasury Note/Bond	4.125%	5/15/15	665	729
United States Treasury Note/Bond	10.625%	8/15/15	213	302
United States Treasury Note/Bond	9.250%	2/15/16	121	166
United States Treasury Note/Bond	2.625%	2/29/16	369	372
United States Treasury Note/Bond	2.375%	3/31/16	473	470
United States Treasury Note/Bond	2.625%	4/30/16	2,337	2,352
United States Treasury Note/Bond	5.125%	5/15/16	601	691
United States Treasury Note/Bond	7.250%	5/15/16	123	156
United States Treasury Note/Bond	3.250%	5/31/16	222	231
United States Treasury Note/Bond	3.250%	7/31/16	98	102
United States Treasury Note/Bond	3.000%	8/31/16	375	383
United States Treasury Note/Bond	3.000%	9/30/16	1,035	1,056
United States Treasury Note/Bond	3.125%	10/31/16	325	334
United States Treasury Note/Bond	7.500%	11/15/16	65	84
United States Treasury Note/Bond	2.750%	11/30/16	315	316
United States Treasury Note/Bond	3.250%	12/31/16	19	20
United States Treasury Note/Bond	3.125%	1/31/17	2,680	2,745
United States Treasury Note/Bond	4.625%	2/15/17	177	199
United States Treasury Note/Bond	3.000%	2/28/17	542	551
United States Treasury Note/Bond	3.250%	3/31/17	1,639	1,693
United States Treasury Note/Bond	4.500%	5/15/17	394	440
United States Treasury Note/Bond	8.750%	5/15/17	200	277

	United States Treasury Note/Bond	2.750%	5/31/17	134	134
	United States Treasury Note/Bond	4.750%	8/15/17	123	139
	United States Treasury Note/Bond	8.875%	8/15/17	178	249
	United States Treasury Note/Bond	4.250%	11/15/17	538	590
	United States Treasury Note/Bond	3.500%	2/15/18	715	744
	United States Treasury Note/Bond	3.875%	5/15/18	1,015	1,080
	United States Treasury Note/Bond	9.125%	5/15/18	453	654
	United States Treasury Note/Bond	4.000%	8/15/18	80	86
	United States Treasury Note/Bond	3.750%	11/15/18	1,311	1,373
	United States Treasury Note/Bond	9.000%	11/15/18	198	286
	United States Treasury Note/Bond	2.750%	2/15/19	100	97
	United States Treasury Note/Bond	8.875%	2/15/19	44	63
	United States Treasury Note/Bond	3.125%	5/15/19	569	564
	United States Treasury Note/Bond	3.625%	8/15/19	1,351	1,388
	United States Treasury Note/Bond	8.125%	8/15/19	404	561
	United States Treasury Note/Bond	3.375%	11/15/19	2,131	2,144
	United States Treasury Note/Bond	3.625%	2/15/20	1,375	1,411
	United States Treasury Note/Bond	8.500%	2/15/20	661	945
	United States Treasury Note/Bond	3.500%	5/15/20	335	341
	United States Treasury Note/Bond	8.750%	5/15/20	108	157
					49,344
Agency Bonds and Notes (11.7%)
1	Federal Home Loan Banks	1.875%	6/21/13	200	202
1	Federal Home Loan Banks	4.000%	9/6/13	100	108
1	Federal Home Loan Banks	3.625%	10/18/13	150	160
1	Federal Home Loan Banks	5.500%	8/13/14	75	85
1	Federal Home Loan Banks	2.750%	12/12/14	25	25
1	Federal Home Loan Banks	4.750%	12/16/16	100	110
1	Federal Home Loan Banks	4.875%	5/17/17	100	111
1	Federal Home Loan Banks	5.000%	11/17/17	200	224
1	Federal Home Loan Banks	5.375%	5/15/19	325	370
1	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	300	320
1	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	200	216
1	Federal Home Loan Mortgage Corp.	2.500%	1/7/14	175	179
1	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	100	102
1	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	100	104
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	325	357
1	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	50	56
1	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	75	77
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	100	112
1	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	225	253
1	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	200	203
1	Federal National Mortgage Assn.	1.750%	5/7/13	300	302
[1,2] Federal National Mortgage Assn.		2.000%	5/24/13	20	20
1	Federal National Mortgage Assn.	3.875%	7/12/13	150	161
1	Federal National Mortgage Assn.	4.625%	10/15/13	150	164
1	Federal National Mortgage Assn.	2.875%	12/11/13	505	524
1	Federal National Mortgage Assn.	2.750%	3/13/14	200	206
1	Federal National Mortgage Assn.	2.500%	5/15/14	200	204
1	Federal National Mortgage Assn.	2.625%	11/20/14	200	204
[1,2] Federal National Mortgage Assn.		3.000%	3/9/15	100	101
1	Federal National Mortgage Assn.	5.000%	4/15/15	270	303
1	Federal National Mortgage Assn.	4.375%	10/15/15	175	191
1	Federal National Mortgage Assn.	5.000%	2/13/17	150	168
1	Federal National Mortgage Assn.	5.000%	5/11/17	50	56
1	Federal National Mortgage Assn.	5.375%	6/12/17	145	166
1	Financing Corp. Fico	10.700%	10/6/17	100	147

Private Export Funding Corp.	3.050%	10/15/14	175	179
1 Tennessee Valley Authority	5.500%	7/18/17	125	142
				6,612
Total U.S. Government and Agency Obligations (Cost $54,893)				55,956
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
3 Vanguard Market Liquidity Fund (Cost $965)	0.246%		964,953	965

Total Investments (100.7%) (Cost $55,858)				56,921
Other Assets and Liabilities-Net (-0.7%)				(389)
Net Assets (100%)				56,532

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	__	55,956	__
Temporary Cash Investments	965	__	__
Total	965	55,956	__

Intermediate-Term Government Bond Index Fund

C. At May 31, 2010, the cost of investment securities for tax purposes was $55,858,000. Net unrealized appreciation of investment securities for tax purposes was $1,062,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.0%)
U.S. Government Securities (90.0%)
	United States Treasury Note/Bond	8.500%	2/15/20	325	465
	United States Treasury Note/Bond	8.750%	5/15/20	148	216
	United States Treasury Note/Bond	8.750%	8/15/20	220	321
	United States Treasury Note/Bond	7.875%	2/15/21	100	139
	United States Treasury Note/Bond	8.125%	8/15/21	25	36
	United States Treasury Note/Bond	7.250%	8/15/22	50	68
	United States Treasury Note/Bond	7.125%	2/15/23	810	1,088
	United States Treasury Note/Bond	6.250%	8/15/23	430	540
	United States Treasury Note/Bond	7.500%	11/15/24	255	358
	United States Treasury Note/Bond	7.625%	2/15/25	320	455
	United States Treasury Note/Bond	6.000%	2/15/26	260	324
	United States Treasury Note/Bond	6.750%	8/15/26	136	182
	United States Treasury Note/Bond	6.625%	2/15/27	380	505
	United States Treasury Note/Bond	6.125%	11/15/27	25	32
	United States Treasury Note/Bond	5.500%	8/15/28	32	38
	United States Treasury Note/Bond	5.250%	11/15/28	54	63
	United States Treasury Note/Bond	5.250%	2/15/29	389	451
	United States Treasury Note/Bond	6.125%	8/15/29	635	812
	United States Treasury Note/Bond	6.250%	5/15/30	135	176
	United States Treasury Note/Bond	5.375%	2/15/31	115	136
	United States Treasury Note/Bond	4.500%	2/15/36	355	374
	United States Treasury Note/Bond	4.750%	2/15/37	355	388
	United States Treasury Note/Bond	5.000%	5/15/37	417	474
	United States Treasury Note/Bond	4.375%	2/15/38	25	26
	United States Treasury Note/Bond	3.500%	2/15/39	1,264	1,113
	United States Treasury Note/Bond	4.250%	5/15/39	160	161
	United States Treasury Note/Bond	4.500%	8/15/39	960	1,005
	United States Treasury Note/Bond	4.375%	11/15/39	1,261	1,293
	United States Treasury Note/Bond	4.625%	2/15/40	499	533
	United States Treasury Note/Bond	4.375%	5/15/40	160	164
					11,936
Agency Bonds and Notes (8.0%)
1	Federal Home Loan Banks	5.500%	7/15/36	170	186
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	40	51
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	215	262
1	Federal National Mortgage Assn.	6.250%	5/15/29	210	251
1	Federal National Mortgage Assn.	6.625%	11/15/30	120	150
1	Federal National Mortgage Assn.	5.625%	7/15/37	130	145
1	Tennessee Valley Authority	5.250%	9/15/39	12	13
					1,058
Total U.S. Government and Agency Obligations (Cost $12,523)					12,994

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
2 Vanguard Market Liquidity Fund (Cost $259)	0.246%	258,542	259

Total Investments (100.0%) (Cost $12,782)			13,253
Other Assets and Liabilities-Net (0.0%)			1
Net Assets (100%)			13,254

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	__	12,994	__
Temporary Cash Investments	259	__	__
Total	259	12,994	__

C. At May 31, 2010, the cost of investment securities for tax purposes was $12,782,000. Net unrealized appreciation of investment securities for tax purposes was $471,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.9%)
U.S. Government Securities (0.9%)
United States Treasury Note/Bond	1.125%	6/30/11	325	327
United States Treasury Note/Bond	4.875%	7/31/11	195	205
United States Treasury Note/Bond	5.000%	8/15/11	235	248
United States Treasury Note/Bond	4.625%	8/31/11	240	252
United States Treasury Note/Bond	1.375%	5/15/13	2,100	2,108
United States Treasury Note/Bond	2.500%	4/30/15	25	26
United States Treasury Note/Bond	2.125%	5/31/15	1,300	1,302
Total U.S. Government and Agency Obligations (Cost $4,464)				4,468
Corporate Bonds (97.8%)
Finance (41.4%)
Banking (29.7%)
American Express Co.	4.875%	7/15/13	75	80
American Express Co.	7.250%	5/20/14	275	311
American Express Credit Corp.	5.875%	5/2/13	975	1,061
American Express Credit Corp.	7.300%	8/20/13	1,750	1,997
American Express Credit Corp.	5.125%	8/25/14	2,750	2,936
Astoria Financial Corp.	5.750%	10/15/12	150	154
Bank of America Corp.	5.375%	8/15/11	2,850	2,970
Bank of America Corp.	6.250%	4/15/12	3,025	3,208
Bank of America Corp.	4.875%	1/15/13	100	104
Bank of America Corp.	4.900%	5/1/13	250	261
Bank of America Corp.	7.375%	5/15/14	1,325	1,466
Bank of America Corp.	4.500%	4/1/15	2,750	2,731
Bank of New York Mellon Corp.	4.950%	11/1/12	200	216
Bank of New York Mellon Corp.	4.500%	4/1/13	75	80
Bank of New York Mellon Corp.	4.300%	5/15/14	3,463	3,657
Bank of New York Mellon Corp.	4.950%	3/15/15	1,000	1,076
Bank of Nova Scotia	3.400%	1/22/15	2,625	2,654
Bank of Tokyo-Mitsubishi UFJ Ltd.	7.400%	6/15/11	250	264
Bank One Corp.	5.250%	1/30/13	50	53
Barclays Bank PLC	2.500%	1/23/13	3,000	2,952
Barclays Bank PLC	5.200%	7/10/14	100	104
BB&T Corp.	6.500%	8/1/11	201	211
BB&T Corp.	3.850%	7/27/12	2,650	2,727
Bear Stearns Cos. LLC	5.350%	2/1/12	400	424
Bear Stearns Cos. LLC	5.700%	11/15/14	1,652	1,816
BNP Paribas / BNP Paribas US Medium-Term
Note Program LLC	2.125%	12/21/12	2,175	2,162
Capital One Bank USA NA	6.500%	6/13/13	200	221
Capital One Financial Corp.	7.375%	5/23/14	1,975	2,246
Citigroup Inc.	6.500%	1/18/11	250	257
Citigroup Inc.	6.000%	2/21/12	100	105
Citigroup Inc.	5.250%	2/27/12	5,325	5,471
Citigroup Inc.	5.625%	8/27/12	775	796
Citigroup Inc.	5.300%	10/17/12	1,425	1,470
Citigroup Inc.	5.500%	4/11/13	4,825	4,974
Citigroup Inc.	6.375%	8/12/14	425	450
Citigroup Inc.	5.000%	9/15/14	1,325	1,313

Citigroup Inc.	5.500%	10/15/14	300	307
Citigroup Inc.	6.010%	1/15/15	500	519
Credit Suisse	3.450%	7/2/12	2,725	2,813
Credit Suisse	5.000%	5/15/13	3,850	4,101
Credit Suisse	5.500%	5/1/14	675	727
Credit Suisse	3.500%	3/23/15	450	446
Credit Suisse USA Inc.	5.250%	3/2/11	150	155
Credit Suisse USA Inc.	5.500%	8/16/11	500	523
Credit Suisse USA Inc.	6.500%	1/15/12	250	268
Credit Suisse USA Inc.	4.875%	1/15/15	500	531
Deutsche Bank AG	5.375%	10/12/12	550	586
Deutsche Bank AG	4.875%	5/20/13	425	448
Deutsche Bank AG	3.875%	8/18/14	3,750	3,874
Fifth Third Bancorp	6.250%	5/1/13	1,025	1,107
1 Goldman Sachs Capital II	5.793%	12/29/49	650	500
Goldman Sachs Group Inc.	6.600%	1/15/12	467	493
Goldman Sachs Group Inc.	3.625%	8/1/12	5,125	5,164
Goldman Sachs Group Inc.	5.450%	11/1/12	500	521
Goldman Sachs Group Inc.	5.250%	4/1/13	375	389
Goldman Sachs Group Inc.	4.750%	7/15/13	400	412
Goldman Sachs Group Inc.	5.250%	10/15/13	1,050	1,093
Goldman Sachs Group Inc.	5.150%	1/15/14	125	129
Goldman Sachs Group Inc.	6.000%	5/1/14	2,150	2,284
Goldman Sachs Group Inc.	5.125%	1/15/15	1,425	1,467
HSBC Bank USA NA	4.625%	4/1/14	400	417
ICICI Bank Ltd.	6.625%	10/3/12	775	806
JPMorgan Chase & Co.	4.600%	1/17/11	200	204
JPMorgan Chase & Co.	6.750%	2/1/11	400	414
JPMorgan Chase & Co.	5.600%	6/1/11	1,000	1,044
JPMorgan Chase & Co.	4.850%	6/16/11	850	881
JPMorgan Chase & Co.	4.500%	1/15/12	200	209
JPMorgan Chase & Co.	6.625%	3/15/12	200	216
JPMorgan Chase & Co.	5.375%	10/1/12	1,850	1,982
JPMorgan Chase & Co.	5.750%	1/2/13	464	498
JPMorgan Chase & Co.	4.875%	3/15/14	175	185
JPMorgan Chase & Co.	4.650%	6/1/14	1,339	1,421
JPMorgan Chase & Co.	5.125%	9/15/14	1,200	1,282
JPMorgan Chase & Co.	3.700%	1/20/15	3,100	3,142
JPMorgan Chase & Co.	4.750%	3/1/15	150	160
KeyCorp	6.500%	5/14/13	1,440	1,551
M&I Marshall & Ilsley Bank	6.375%	9/1/11	425	428
1 Mellon Capital IV	6.244%	6/29/49	100	86
Merrill Lynch & Co. Inc.	4.790%	8/4/10	300	302
Merrill Lynch & Co. Inc.	5.770%	7/25/11	775	808
Merrill Lynch & Co. Inc.	6.050%	8/15/12	875	924
Merrill Lynch & Co. Inc.	5.450%	2/5/13	1,850	1,923
Merrill Lynch & Co. Inc.	6.150%	4/25/13	625	660
Merrill Lynch & Co. Inc.	5.000%	1/15/15	775	776
Morgan Stanley	5.625%	1/9/12	1,625	1,683
Morgan Stanley	5.750%	8/31/12	975	1,016
Morgan Stanley	5.300%	3/1/13	3,185	3,271
Morgan Stanley	4.750%	4/1/14	300	297
Morgan Stanley	6.000%	5/13/14	550	571
Morgan Stanley	4.200%	11/20/14	250	243
Morgan Stanley	4.100%	1/26/15	1,425	1,367
Morgan Stanley	6.000%	4/28/15	2,925	3,028
National City Bank	4.625%	5/1/13	175	184
Northern Trust Corp.	5.500%	8/15/13	1,000	1,103

PNC Funding Corp.	5.400%	6/10/14	850	921
PNC Funding Corp.	3.625%	2/8/15	1,200	1,219
Regions Financial Corp.	7.750%	11/10/14	350	373
Royal Bank of Canada	5.650%	7/20/11	750	787
Royal Bank of Canada	2.100%	7/29/13	575	579
Royal Bank of Scotland Group PLC	6.375%	2/1/11	132	132
Royal Bank of Scotland Group PLC	5.000%	10/1/14	2,015	1,920
Royal Bank of Scotland Group PLC	5.050%	1/8/15	600	571
Royal Bank of Scotland PLC	4.875%	8/25/14	125	124
State Street Corp.	4.300%	5/30/14	1,500	1,584
SunTrust Banks Inc.	5.250%	11/5/12	1,600	1,671
UBS AG	3.875%	1/15/15	1,275	1,250
US Bancorp	4.200%	5/15/14	225	237
US Bancorp	2.875%	11/20/14	325	327
US Bank NA	6.375%	8/1/11	1,925	2,038
US Bank NA	6.300%	2/4/14	150	168
US Bank NA	4.950%	10/30/14	360	388
US Bank NA	4.800%	4/15/15	600	647
Wachovia Bank NA	4.800%	11/1/14	650	678
Wachovia Corp.	5.300%	10/15/11	200	210
Wachovia Corp.	5.500%	5/1/13	1,000	1,078
Wells Fargo & Co.	6.375%	8/1/11	800	840
Wells Fargo & Co.	4.375%	1/31/13	4,275	4,485
Wells Fargo & Co.	4.950%	10/16/13	1,000	1,062
Wells Fargo & Co.	3.750%	10/1/14	4,550	4,631
Wells Fargo & Co.	5.000%	11/15/14	150	156
Wells Fargo & Co.	3.625%	4/15/15	600	605
Wells Fargo Bank NA	6.450%	2/1/11	257	266
Wells Fargo Bank NA	4.750%	2/9/15	500	522
1 Wells Fargo Capital XIII	7.700%	12/29/49	625	612
1 Wells Fargo Capital XV	9.750%	12/29/49	700	749
Westpac Banking Corp.	2.250%	11/19/12	1,550	1,553
Westpac Banking Corp.	4.200%	2/27/15	300	306

Brokerage (1.1%)
BlackRock Inc.	2.250%	12/10/12	1,100	1,115
BlackRock Inc.	3.500%	12/10/14	200	205
Charles Schwab Corp.	4.950%	6/1/14	775	835
Franklin Resources Inc.	2.000%	5/20/13	175	175
Franklin Resources Inc.	3.125%	5/20/15	150	150
Jefferies Group Inc.	7.750%	3/15/12	750	817
Jefferies Group Inc.	5.875%	6/8/14	100	106
Nomura Holdings Inc.	5.000%	3/4/15	1,450	1,505
TD Ameritrade Holding Corp.	4.150%	12/1/14	700	715

Finance Companies (5.2%)
Block Financial LLC	5.125%	10/30/14	250	264
General Electric Capital Corp.	5.000%	11/15/11	400	420
General Electric Capital Corp.	5.875%	2/15/12	1,510	1,602
General Electric Capital Corp.	5.000%	4/10/12	625	655
General Electric Capital Corp.	6.000%	6/15/12	1,670	1,794
General Electric Capital Corp.	5.250%	10/19/12	200	212
General Electric Capital Corp.	2.800%	1/8/13	300	302
General Electric Capital Corp.	5.450%	1/15/13	8,375	8,979
General Electric Capital Corp.	4.800%	5/1/13	75	79
General Electric Capital Corp.	5.900%	5/13/14	1,775	1,941
General Electric Capital Corp.	3.750%	11/14/14	1,775	1,803
HSBC Finance Corp.	5.700%	6/1/11	125	129

HSBC Finance Corp.	6.375%	10/15/11	650	681
HSBC Finance Corp.	7.000%	5/15/12	50	54
HSBC Finance Corp.	5.900%	6/19/12	3,650	3,892
HSBC Finance Corp.	6.375%	11/27/12	305	327
HSBC Finance Corp.	4.750%	7/15/13	150	157
HSBC Finance Corp.	5.250%	1/15/14	525	552
SLM Corp.	5.400%	10/25/11	500	502
SLM Corp.	5.000%	10/1/13	1,525	1,450
SLM Corp.	5.375%	5/15/14	325	298

Insurance (4.2%)
ACE INA Holdings Inc.	5.875%	6/15/14	375	418
Aetna Inc.	5.750%	6/15/11	175	182
Allstate Corp.	5.000%	8/15/14	207	224
Allstate Life Global Funding Trusts	5.375%	4/30/13	1,272	1,385
American International Group Inc.	4.250%	5/15/13	950	869
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	630	661
Berkshire Hathaway Finance Corp.	4.750%	5/15/12	700	744
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	375	403
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	575	629
Berkshire Hathaway Inc.	3.200%	2/11/15	3,475	3,557
Chubb Corp.	5.200%	4/1/13	25	27
CNA Financial Corp.	5.850%	12/15/14	1,200	1,252
Genworth Financial Inc.	5.750%	6/15/14	635	629
Hartford Financial Services Group Inc.	4.625%	7/15/13	250	258
Jefferson-Pilot Corp.	4.750%	1/30/14	525	541
Lincoln National Corp.	5.650%	8/27/12	175	185
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	175	182
MetLife Inc.	6.125%	12/1/11	400	424
Metropolitan Life Global Funding I	5.125%	6/10/14	100	107
Pricoa Global Funding I	5.625%	5/24/11	125	130
Principal Financial Group Inc.	7.875%	5/15/14	850	974
Principal Life Global Funding I	5.125%	10/15/13	175	187
Principal Life Income Funding Trusts	5.300%	4/24/13	800	860
Protective Life Secured Trusts	5.450%	9/28/12	150	162
Prudential Financial Inc.	5.800%	6/15/12	25	27
Prudential Financial Inc.	5.150%	1/15/13	200	212
Prudential Financial Inc.	5.100%	9/20/14	2,075	2,201
Prudential Financial Inc.	6.200%	1/15/15	400	438
Prudential Financial Inc.	4.750%	6/13/15	775	803
Travelers Cos. Inc.	5.375%	6/15/12	50	54
UnitedHealth Group Inc.	4.875%	2/15/13	575	610
UnitedHealth Group Inc.	4.875%	3/15/15	500	532
WellPoint Health Networks Inc.	6.375%	1/15/12	200	214
WellPoint Inc.	6.800%	8/1/12	100	110
WellPoint Inc.	6.000%	2/15/14	595	660
XL Capital Finance Europe PLC	6.500%	1/15/12	175	184

Other Finance (0.2%)
Brookfield Asset Management Inc.	7.125%	6/15/12	550	590
NASDAQ OMX Group Inc.	4.000%	1/15/15	225	226
ORIX Corp.	5.480%	11/22/11	225	231

Real Estate Investment Trusts (1.0%)
Boston Properties LP	6.250%	1/15/13	600	654
Brandywine Operating Partnership LP	7.500%	5/15/15	450	494
Duke Realty LP	7.375%	2/15/15	350	383
ERP Operating LP	5.250%	9/15/14	100	107

HCP Inc.	5.650%	12/15/13	100	105
Hospitality Properties Trust	7.875%	8/15/14	150	165
Liberty Property LP	5.125%	3/2/15	600	611
ProLogis	7.625%	8/15/14	750	804
Regency Centers LP	6.750%	1/15/12	250	265
Simon Property Group LP	5.300%	5/30/13	500	537
Simon Property Group LP	6.750%	5/15/14	95	105
Simon Property Group LP	5.625%	8/15/14	115	124
Simon Property Group LP	4.200%	2/1/15	600	607
				206,365
Industrial (48.9%)
Basic Industry (4.6%)
Air Products & Chemicals Inc.	4.150%	2/1/13	100	105
Alcoa Inc.	6.000%	1/15/12	705	732
Alcoa Inc.	5.375%	1/15/13	350	360
Alcoa Inc.	6.000%	7/15/13	275	288
ArcelorMittal	5.375%	6/1/13	1,800	1,877
ArcelorMittal USA Inc.	6.500%	4/15/14	250	265
Barrick Gold Financeco LLC	6.125%	9/15/13	25	28
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	1,650	1,767
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	1,150	1,276
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	450	470
Dow Chemical Co.	4.850%	8/15/12	525	552
Dow Chemical Co.	7.600%	5/15/14	500	572
Dow Chemical Co.	5.900%	2/15/15	900	972
EI du Pont de Nemours & Co.	5.000%	7/15/13	1,475	1,610
EI du Pont de Nemours & Co.	5.875%	1/15/14	600	675
EI du Pont de Nemours & Co.	4.875%	4/30/14	450	492
International Paper Co.	7.400%	6/15/14	1,400	1,595
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	1,000	1,097
PPG Industries Inc.	5.750%	3/15/13	1,400	1,526
Praxair Inc.	6.375%	4/1/12	450	492
Praxair Inc.	1.750%	11/15/12	1,150	1,154
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	2,875	3,138
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	700	838
Rohm and Haas Co.	5.600%	3/15/13	275	292
Teck Resources Ltd.	9.750%	5/15/14	575	673

Capital Goods (5.5%)
3M Co.	4.500%	11/1/11	1,400	1,473
3M Co.	4.375%	8/15/13	425	459
Bemis Co. Inc.	5.650%	8/1/14	75	82
Black & Decker Corp.	7.125%	6/1/11	250	263
Boeing Capital Corp.	6.500%	2/15/12	425	464
Boeing Capital Corp.	3.250%	10/27/14	300	310
Boeing Co.	1.875%	11/20/12	1,740	1,754
Boeing Co.	3.500%	2/15/15	225	234
Caterpillar Financial Services Corp.	5.125%	10/12/11	375	395
Caterpillar Financial Services Corp.	1.900%	12/17/12	150	151
Caterpillar Financial Services Corp.	2.000%	4/5/13	2,450	2,464
Caterpillar Financial Services Corp.	6.125%	2/17/14	1,270	1,436
Cooper US Inc.	5.250%	11/15/12	25	27
Cooper US Inc.	5.450%	4/1/15	950	1,053
CRH America Inc.	5.300%	10/15/13	1,225	1,303
Deere & Co.	6.950%	4/25/14	125	147
Eaton Corp.	5.750%	7/15/12	250	272
General Dynamics Corp.	1.800%	7/15/11	977	985

General Dynamics Corp.	5.250%	2/1/14	350	389
General Electric Co.	5.000%	2/1/13	3,000	3,209
Honeywell International Inc.	6.125%	11/1/11	225	241
Honeywell International Inc.	4.250%	3/1/13	1,400	1,494
Illinois Tool Works Inc.	5.150%	4/1/14	150	167
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	525	579
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	450	550
John Deere Capital Corp.	5.400%	10/17/11	50	53
John Deere Capital Corp.	7.000%	3/15/12	505	556
John Deere Capital Corp.	5.250%	10/1/12	1,015	1,105
John Deere Capital Corp.	2.950%	3/9/15	550	559
Lafarge SA	6.150%	7/15/11	25	26
Lockheed Martin Corp.	4.121%	3/14/13	300	319
Northrop Grumman Corp.	3.700%	8/1/14	225	233
Roper Industries Inc.	6.625%	8/15/13	1,275	1,428
Tyco International Finance SA	6.000%	11/15/13	350	392
Tyco International Finance SA	4.125%	10/15/14	1,050	1,100
United Technologies Corp.	4.875%	5/1/15	250	276
Vulcan Materials Co.	5.600%	11/30/12	1,050	1,125
Waste Management Inc.	6.375%	11/15/12	325	358
Waste Management Inc.	5.000%	3/15/14	100	108

Communication (10.1%)
America Movil SAB de CV	5.500%	3/1/14	1,250	1,357
America Movil SAB de CV	3.625%	3/30/15	500	506
AT&T Corp.	7.300%	11/15/11	350	380
AT&T Inc.	5.875%	2/1/12	266	285
AT&T Inc.	4.950%	1/15/13	4,500	4,840
AT&T Inc.	6.700%	11/15/13	600	689
AT&T Inc.	4.850%	2/15/14	275	300
BellSouth Corp.	5.200%	9/15/14	200	220
British Telecommunications PLC	5.150%	1/15/13	475	496
CBS Corp.	8.200%	5/15/14	400	467
Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	775	795
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	2,500	2,773
CenturyTel Inc.	5.000%	2/15/15	300	304
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	1,105	1,283
Comcast Cable Holdings LLC	9.800%	2/1/12	145	163
Comcast Corp.	5.300%	1/15/14	800	876
COX Communications Inc.	4.625%	6/1/13	1,725	1,831
Deutsche Telekom International Finance BV	5.250%	7/22/13	100	107
Deutsche Telekom International Finance BV	5.875%	8/20/13	146	160
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,100	1,174
DIRECTV Holdings LLC	3.550%	3/15/15	500	501
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	75	79
France Telecom SA	4.375%	7/8/14	575	613
McGraw-Hill Cos. Inc.	5.375%	11/15/12	200	216
NBC Universal Inc.	3.650%	4/30/15	375	380
New Cingular Wireless Services Inc.	8.125%	5/1/12	1,600	1,801
News America Inc.	5.300%	12/15/14	875	959
Qwest Corp.	7.875%	9/1/11	975	1,015
Qwest Corp.	8.875%	3/15/12	1,350	1,441
Reed Elsevier Capital Inc.	6.750%	8/1/11	250	264
Reed Elsevier Capital Inc.	7.750%	1/15/14	50	57

Rogers Communications Inc.	7.875%	5/1/12	500	555
Rogers Communications Inc.	6.375%	3/1/14	1,850	2,079
Telecom Italia Capital SA	6.200%	7/18/11	125	130
Telecom Italia Capital SA	5.250%	11/15/13	230	237
Telecom Italia Capital SA	6.175%	6/18/14	2,625	2,711
Telecom Italia Capital SA	4.950%	9/30/14	150	149
Telefonica Emisiones SAU	5.984%	6/20/11	605	631
Telefonica Emisiones SAU	2.582%	4/26/13	450	446
Telefonica Emisiones SAU	4.949%	1/15/15	250	259
Telefonica Emisiones SAU	3.729%	4/27/15	550	543
TELUS Corp.	8.000%	6/1/11	1,125	1,199
Thomson Reuters Corp.	5.950%	7/15/13	1,350	1,498
Thomson Reuters Corp.	5.250%	8/15/13	145	158
Thomson Reuters Corp.	5.700%	10/1/14	75	83
Time Warner Cable Inc.	5.400%	7/2/12	1,367	1,463
Time Warner Cable Inc.	6.200%	7/1/13	550	611
Time Warner Cable Inc.	7.500%	4/1/14	625	724
Time Warner Cable Inc.	3.500%	2/1/15	425	427
Time Warner Entertainment Co. LP	8.875%	10/1/12	250	286
Verizon Communications Inc.	4.350%	2/15/13	175	186
Verizon Global Funding Corp.	6.875%	6/15/12	475	525
Verizon Global Funding Corp.	7.375%	9/1/12	250	282
Verizon New Jersey Inc.	5.875%	1/17/12	350	373
Verizon New York Inc.	6.875%	4/1/12	4,250	4,565
Vodafone Group PLC	5.500%	6/15/11	275	286
Vodafone Group PLC	5.350%	2/27/12	100	105
Vodafone Group PLC	4.150%	6/10/14	2,400	2,507
WPP Finance UK	8.000%	9/15/14	925	1,077

Consumer Cyclical (4.6%)
AutoZone Inc.	5.750%	1/15/15	100	110
Best Buy Co. Inc.	6.750%	7/15/13	75	84
CVS Caremark Corp.	5.750%	8/15/11	725	762
1 CVS Caremark Corp.	6.302%	6/1/37	1,050	946
Daimler Finance North America LLC	5.750%	9/8/11	200	208
Daimler Finance North America LLC	7.300%	1/15/12	1,420	1,528
Daimler Finance North America LLC	6.500%	11/15/13	950	1,050
Darden Restaurants Inc.	5.625%	10/15/12	50	54
Harley-Davidson Funding Corp.	5.250%	12/15/12	175	182
Historic TW Inc.	9.125%	1/15/13	225	262
Home Depot Inc.	5.250%	12/16/13	175	189
Lowe's Cos. Inc.	5.600%	9/15/12	1,000	1,092
McDonald's Corp.	4.300%	3/1/13	1,475	1,578
Nordstrom Inc.	6.750%	6/1/14	50	58
PACCAR Financial Corp.	1.950%	12/17/12	175	176
PACCAR Inc.	6.875%	2/15/14	675	775
Staples Inc.	7.375%	10/1/12	150	167
Staples Inc.	9.750%	1/15/14	1,350	1,654
Target Corp.	5.875%	3/1/12	1,350	1,461
Time Warner Inc.	5.500%	11/15/11	1,625	1,715
Time Warner Inc.	6.875%	5/1/12	725	790
Toll Brothers Finance Corp.	5.150%	5/15/15	250	250
Viacom Inc.	4.375%	9/15/14	650	683
Wal-Mart Stores Inc.	4.250%	4/15/13	950	1,016
Wal-Mart Stores Inc.	4.550%	5/1/13	1,175	1,264
Wal-Mart Stores Inc.	3.200%	5/15/14	400	417
Walgreen Co.	4.875%	8/1/13	100	109
Walt Disney Co.	5.700%	7/15/11	275	289

Walt Disney Co.	6.375%	3/1/12	725	786
Walt Disney Co.	4.500%	12/15/13	1,475	1,601
Western Union Co.	5.400%	11/17/11	750	794
Western Union Co.	6.500%	2/26/14	475	541
Yum! Brands Inc.	7.700%	7/1/12	150	166

Consumer Noncyclical (13.1%)
Abbott Laboratories	5.150%	11/30/12	2,075	2,265
Altria Group Inc.	8.500%	11/10/13	625	733
AmerisourceBergen Corp.	5.625%	9/15/12	25	27
AmerisourceBergen Corp.	5.875%	9/15/15	200	222
Amgen Inc.	4.850%	11/18/14	400	439
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	900	920
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	875	878
Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	150	171
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	725	748
AstraZeneca PLC	5.400%	9/15/12	1,625	1,772
AstraZeneca PLC	5.400%	6/1/14	100	112
Avon Products Inc.	5.625%	3/1/14	275	305
Baxter International Inc.	4.625%	3/15/15	400	437
Biogen Idec Inc.	6.000%	3/1/13	25	27
Bottling Group LLC	6.950%	3/15/14	475	555
Bristol-Myers Squibb Co.	5.250%	8/15/13	600	662
Bunge Ltd. Finance Corp.	5.350%	4/15/14	525	563
Campbell Soup Co.	3.375%	8/15/14	100	105
CareFusion Corp.	5.125%	8/1/14	50	54
Clorox Co.	5.000%	3/1/13	2,000	2,163
Coca-Cola Co.	3.625%	3/15/14	150	158
Coca-Cola Enterprises Inc.	7.375%	3/3/14	1,125	1,332
Coca-Cola Enterprises Inc.	4.250%	3/1/15	500	535
Delhaize Group SA	5.875%	2/1/14	25	28
Diageo Capital PLC	5.200%	1/30/13	225	244
Diageo Capital PLC	4.828%	7/15/20	1,075	1,102
Diageo Finance BV	5.500%	4/1/13	100	110
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	1,175	1,179
Eli Lilly & Co.	3.550%	3/6/12	50	52
Eli Lilly & Co.	4.200%	3/6/14	600	644
Express Scripts Inc.	5.250%	6/15/12	1,975	2,116
Express Scripts Inc.	6.250%	6/15/14	100	112
Fortune Brands Inc.	3.000%	6/1/12	375	379
General Mills Inc.	6.000%	2/15/12	1,000	1,078
General Mills Inc.	5.650%	9/10/12	150	163
General Mills Inc.	5.250%	8/15/13	1,225	1,338
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	2,470	2,690
Hasbro Inc.	6.125%	5/15/14	25	28
HJ Heinz Finance Co.	6.000%	3/15/12	450	484
Hormel Foods Corp.	6.625%	6/1/11	150	158
Hospira Inc.	5.550%	3/30/12	25	27
Hospira Inc.	5.900%	6/15/14	25	28
Johnson & Johnson	5.150%	8/15/12	725	788
Kellogg Co.	5.125%	12/3/12	2,090	2,267
Koninklijke Philips Electronics NV	4.625%	3/11/13	75	80
Kraft Foods Inc.	5.625%	11/1/11	750	791
Kraft Foods Inc.	6.250%	6/1/12	1,535	1,668
Kraft Foods Inc.	6.000%	2/11/13	130	143
Kraft Foods Inc.	2.625%	5/8/13	775	785
Kraft Foods Inc.	6.750%	2/19/14	125	143
Kroger Co.	6.750%	4/15/12	25	27

Kroger Co.	5.000%	4/15/13	875	942
Kroger Co.	7.500%	1/15/14	1,200	1,395
Life Technologies Corp.	4.400%	3/1/15	350	361
McKesson Corp.	6.500%	2/15/14	375	421
Medco Health Solutions Inc.	6.125%	3/15/13	900	985
Medtronic Inc.	4.500%	3/15/14	100	109
Medtronic Inc.	3.000%	3/15/15	1,500	1,534
Merck & Co. Inc.	1.875%	6/30/11	975	985
Merck & Co. Inc.	4.750%	3/1/15	550	605
Newell Rubbermaid Inc.	5.500%	4/15/13	700	747
Novartis Capital Corp.	1.900%	4/24/13	750	754
Novartis Capital Corp.	4.125%	2/10/14	1,525	1,625
Novartis Capital Corp.	2.900%	4/24/15	1,250	1,269
PepsiAmericas Inc.	4.875%	1/15/15	225	247
PepsiCo Inc.	5.150%	5/15/12	187	201
PepsiCo Inc.	4.650%	2/15/13	279	301
PepsiCo Inc.	3.750%	3/1/14	650	686
PepsiCo Inc.	3.100%	1/15/15	2,475	2,538
Pfizer Inc.	4.450%	3/15/12	2,525	2,665
Pfizer Inc.	5.350%	3/15/15	2,075	2,328
Philip Morris International Inc.	6.875%	3/17/14	1,550	1,785
Procter & Gamble Co.	4.600%	1/15/14	425	462
Procter & Gamble International Funding SCA	1.350%	8/26/11	2,600	2,618
Reynolds American Inc.	7.250%	6/1/13	200	220
Safeway Inc.	5.800%	8/15/12	1,350	1,466
Safeway Inc.	6.250%	3/15/14	100	112
Sara Lee Corp.	6.250%	9/15/11	550	583
St. Jude Medical Inc.	2.200%	9/15/13	450	452
St. Jude Medical Inc.	3.750%	7/15/14	50	52
Stryker Corp.	3.000%	1/15/15	200	204
Sysco Corp.	4.200%	2/12/13	75	80
Thermo Fisher Scientific Inc.	3.250%	11/20/14	150	153
UST LLC	6.625%	7/15/12	750	811
Whirlpool Corp.	5.500%	3/1/13	550	585
Wyeth	5.500%	3/15/13	50	55
Wyeth	5.500%	2/1/14	705	784

Energy (5.8%)
Apache Corp.	5.250%	4/15/13	195	212
Apache Corp.	6.000%	9/15/13	1,200	1,344
Baker Hughes Inc.	6.500%	11/15/13	1,200	1,364
BP Capital Markets PLC	3.125%	3/10/12	1,600	1,620
BP Capital Markets PLC	5.250%	11/7/13	1,950	2,100
BP Capital Markets PLC	3.625%	5/8/14	150	152
BP Capital Markets PLC	3.875%	3/10/15	675	683
Burlington Resources Finance Co.	6.500%	12/1/11	350	377
Canadian Natural Resources Ltd.	6.700%	7/15/11	125	133
Cenovus Energy Inc.	4.500%	9/15/14	75	79
Chevron Corp.	3.450%	3/3/12	250	260
Chevron Corp.	3.950%	3/3/14	1,450	1,541
Conoco Funding Co.	6.350%	10/15/11	525	561
ConocoPhillips	4.750%	2/1/14	800	869
ConocoPhillips	4.600%	1/15/15	2,325	2,519
Devon Energy Corp.	5.625%	1/15/14	150	166
Devon Financing Corp. ULC	6.875%	9/30/11	500	535
Devon OEI Operating Inc.	7.250%	10/1/11	400	433
EnCana Holdings Finance Corp.	5.800%	5/1/14	500	554
Husky Energy Inc.	5.900%	6/15/14	1,150	1,265

Marathon Oil Corp.	6.125%	3/15/12	125	135
Marathon Oil Corp.	6.500%	2/15/14	500	565
Murphy Oil Corp.	6.375%	5/1/12	250	266
Nexen Inc.	5.050%	11/20/13	575	615
Occidental Petroleum Corp.	7.000%	11/1/13	1,325	1,543
Shell International Finance BV	5.625%	6/27/11	2,025	2,123
Shell International Finance BV	1.300%	9/22/11	1,250	1,256
Shell International Finance BV	1.875%	3/25/13	125	125
Shell International Finance BV	4.000%	3/21/14	375	396
Statoil ASA	2.900%	10/15/14	750	762
Total Capital SA	3.125%	10/2/15	100	101
Transocean Inc.	5.250%	3/15/13	550	568
Valero Energy Corp.	6.875%	4/15/12	950	1,027
Weatherford International Inc.	5.950%	6/15/12	1,105	1,174
XTO Energy Inc.	4.625%	6/15/13	150	161
XTO Energy Inc.	4.900%	2/1/14	1,125	1,221
XTO Energy Inc.	5.000%	1/31/15	25	27

Other Industrial (0.0%)
Yale University	2.900%	10/15/14	175	179

Technology (4.1%)
Adobe Systems Inc.	3.250%	2/1/15	375	380
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Cisco Systems Inc.	2.900%	11/17/14	1,000	1,022
Dell Inc.	3.375%	6/15/12	1,125	1,172
Dun & Bradstreet Corp.	6.000%	4/1/13	50	54
Electronic Data Systems LLC	6.000%	8/1/13	425	478
Fiserv Inc.	6.125%	11/20/12	75	82
Hewlett-Packard Co.	5.250%	3/1/12	1,000	1,070
Hewlett-Packard Co.	4.500%	3/1/13	1,800	1,932
Hewlett-Packard Co.	6.125%	3/1/14	2,000	2,274
IBM International Group Capital LLC	5.050%	10/22/12	1,590	1,726
International Business Machines Corp.	4.750%	11/29/12	125	135
International Business Machines Corp.	2.100%	5/6/13	1,250	1,266
International Business Machines Corp.	6.500%	10/15/13	125	144
Intuit Inc.	5.400%	3/15/12	175	185
Lexmark International Inc.	5.900%	6/1/13	150	158
Microsoft Corp.	2.950%	6/1/14	1,050	1,093
Motorola Inc.	8.000%	11/1/11	350	377
Oracle Corp.	4.950%	4/15/13	1,175	1,278
Oracle Corp.	3.750%	7/8/14	1,150	1,214
Pitney Bowes Inc.	4.875%	8/15/14	900	967
Tyco Electronics Group SA	6.000%	10/1/12	277	299
Xerox Corp.	6.875%	8/15/11	73	77
Xerox Corp.	5.500%	5/15/12	2,050	2,186
Xerox Corp.	5.650%	5/15/13	125	135
Xerox Corp.	4.250%	2/15/15	400	410

Transportation (1.1%)
Burlington Northern Santa Fe LLC	6.750%	7/15/11	300	318
Burlington Northern Santa Fe LLC	5.900%	7/1/12	100	108
Canadian National Railway Co.	6.375%	10/15/11	375	400
CSX Corp.	6.750%	3/15/11	900	939
CSX Corp.	6.250%	4/1/15	1,125	1,279
Ryder System Inc.	6.000%	3/1/13	150	161
Southwest Airlines Co.	10.500%	12/15/11	150	167
Union Pacific Corp.	6.500%	4/15/12	60	65

Union Pacific Corp.	5.450%	1/31/13	900	977
United Parcel Service Inc.	4.500%	1/15/13	500	538
United Parcel Service Inc.	3.875%	4/1/14	600	638
				243,265
Utilities (7.5%)
Electric (5.5%)
Alabama Power Co.	4.850%	12/15/12	200	216
Allegheny Energy Supply Co. LLC	8.250%	4/15/12	200	220
Ameren Corp.	8.875%	5/15/14	525	611
Appalachian Power Co.	5.650%	8/15/12	50	54
Carolina Power & Light Co.	5.125%	9/15/13	75	82
Cleveland Electric Illuminating Co.	5.650%	12/15/13	75	82
Commonwealth Edison Co.	5.400%	12/15/11	250	264
Commonwealth Edison Co.	6.150%	3/15/12	350	379
Commonwealth Edison Co.	4.700%	4/15/15	600	647
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	900	973
Consolidated Natural Gas Co.	5.000%	12/1/14	225	241
Consumers Energy Co.	5.375%	4/15/13	50	54
Dominion Resources Inc.	5.000%	3/15/13	200	216
Duke Energy Corp.	6.300%	2/1/14	1,100	1,228
Duke Energy Corp.	3.950%	9/15/14	575	596
Exelon Corp.	4.900%	6/15/15	400	424
FirstEnergy Solutions Corp.	4.800%	2/15/15	1,050	1,080
FPL Group Capital Inc.	5.625%	9/1/11	800	841
FPL Group Capital Inc.	2.550%	11/15/13	375	377
FPL Group Capital Inc.	7.875%	12/15/15	175	213
Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	50	50
KCP&L Greater Missouri Operations Co.	11.875%	7/1/12	175	202
MidAmerican Energy Co.	5.650%	7/15/12	75	81
Midamerican Energy Holdings Co.	3.150%	7/15/12	475	488
Midamerican Energy Holdings Co.	5.875%	10/1/12	1,200	1,307
National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	2,100	2,301
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	375	414
Nevada Power Co.	8.250%	6/1/11	75	80
Niagara Mohawk Power Corp.	3.553%	10/1/14	50	51
Nisource Finance Corp.	6.150%	3/1/13	1,200	1,301
Nisource Finance Corp.	5.400%	7/15/14	600	643
Northeast Utilities	7.250%	4/1/12	125	136
Northeast Utilities	5.650%	6/1/13	25	27
Northern States Power Co.	8.000%	8/28/12	100	114
NSTAR Electric Co.	4.875%	10/15/12	50	54
Oncor Electric Delivery Co. LLC	6.375%	5/1/12	675	730
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	525	576
Pacific Gas & Electric Co.	4.200%	3/1/11	875	894
Pacific Gas & Electric Co.	6.250%	12/1/13	310	353
PacifiCorp	6.900%	11/15/11	135	146
Peco Energy Co.	5.000%	10/1/14	25	27
PG&E Corp.	5.750%	4/1/14	50	55
PPL Energy Supply LLC	6.300%	7/15/13	1,275	1,406
PPL Energy Supply LLC	5.400%	8/15/14	75	82
Progress Energy Inc.	6.850%	4/15/12	400	436
Progress Energy Inc.	6.050%	3/15/14	1,050	1,165
PSEG Power LLC	5.000%	4/1/14	100	107
PSEG Power LLC	5.500%	12/1/15	975	1,069
Public Service Co. of Colorado	7.875%	10/1/12	365	417

Public Service Electric & Gas Co.	2.700%	5/1/15	150	150
Southern California Edison Co.	5.750%	3/15/14	75	85
Southern California Edison Co.	4.150%	9/15/14	300	321
Southern California Edison Co.	4.650%	4/1/15	600	652
Southern Co.	5.300%	1/15/12	450	479
Southern Power Co.	6.250%	7/15/12	250	272
Tampa Electric Co.	6.875%	6/15/12	100	109
TransAlta Corp.	4.750%	1/15/15	300	310
Virginia Electric and Power Co.	5.100%	11/30/12	1,300	1,408

Natural Gas (2.0%)
Atmos Energy Corp.	4.950%	10/15/14	105	113
CenterPoint Energy Resources Corp.	7.750%	2/15/11	300	313
Enbridge Inc.	5.800%	6/15/14	325	363
Energy Transfer Partners LP	5.650%	8/1/12	1,650	1,749
Energy Transfer Partners LP	6.000%	7/1/13	340	366
Enterprise Products Operating LLC	7.625%	2/15/12	700	762
Enterprise Products Operating LLC	4.600%	8/1/12	100	105
Enterprise Products Operating LLC	6.375%	2/1/13	100	109
Enterprise Products Operating LLC	9.750%	1/31/14	425	517
Enterprise Products Operating LLC	5.600%	10/15/14	825	891
Kinder Morgan Energy Partners LP	5.850%	9/15/12	300	322
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,550	1,647
ONEOK Partners LP	5.900%	4/1/12	150	160
Plains All American Pipeline LP / PAA
Finance Corp.	4.250%	9/1/12	525	548
Southern California Gas Co.	4.375%	1/15/11	250	255
Spectra Energy Capital LLC	6.250%	2/15/13	425	463
TransCanada PipeLines Ltd.	4.000%	6/15/13	425	448
Transcontinental Gas Pipe Line Co. LLC	7.000%	8/15/11	350	370

Williams Partners LP	3.800%	2/15/15	400	394
				37,191
Total Corporate Bonds (Cost $485,963)				486,821
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
2 Vanguard Market Liquidity Fund (Cost
$3,616)	0.246%		3,616,194	3,616

Total Investments (99.4%) (Cost $494,043)				494,905
Other Assets and Liabilities-Net (0.6%)				2,742
Net Assets (100%)				497,647

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market

Short-Term Corporate Bond Index Fund

value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	__	4,468	__
Corporate Bonds	__	486,821	__
Temporary Cash Investments	3,616	__	__
Total	3,616	491,289	__

C. At May 31, 2010, the cost of investment securities for tax purposes was $494,043,000. Net unrealized appreciation of investment securities for tax purposes was $862,000, consisting of unrealized gains of $2,705,000 on securities that had risen in value since their purchase and $1,843,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Corporate Bonds (98.6%)
Finance (36.1%)
Banking (23.9%)
American Express Co.	6.150%	8/28/17	425	463
American Express Co.	7.000%	3/19/18	850	964
American Express Co.	8.125%	5/20/19	700	851
1 American Express Co.	6.800%	9/1/66	100	94
Bank of America Corp.	4.750%	8/1/15	500	501
Bank of America Corp.	6.500%	8/1/16	1,250	1,333
Bank of America Corp.	6.000%	9/1/17	200	206
Bank of America Corp.	5.750%	12/1/17	475	481
Bank of America Corp.	5.650%	5/1/18	400	403
Bank of America NA	5.300%	3/15/17	1,750	1,725
Bank of New York Mellon Corp.	4.600%	1/15/20	900	913
Barclays Bank PLC	5.000%	9/22/16	1,650	1,634
BB&T Corp.	5.200%	12/23/15	400	426
BB&T Corp.	6.850%	4/30/19	650	750
Bear Stearns Cos. LLC	5.550%	1/22/17	75	76
Bear Stearns Cos. LLC	6.400%	10/2/17	200	218
Bear Stearns Cos. LLC	7.250%	2/1/18	475	541
Capital One Bank USA NA	8.800%	7/15/19	775	933
Capital One Financial Corp.	6.150%	9/1/16	225	237
Citigroup Inc.	5.850%	8/2/16	900	919
Citigroup Inc.	5.500%	2/15/17	200	196
Citigroup Inc.	6.000%	8/15/17	850	867
Citigroup Inc.	6.125%	11/21/17	300	306
Citigroup Inc.	6.125%	5/15/18	1,425	1,465
Citigroup Inc.	8.500%	5/22/19	250	293
Comerica Bank	5.200%	8/22/17	150	149
Credit Suisse	6.000%	2/15/18	2,025	2,067
Credit Suisse	5.300%	8/13/19	100	103
Credit Suisse USA Inc.	4.875%	1/15/15	275	292
Deutsche Bank AG	6.000%	9/1/17	850	912
Discover Bank	8.700%	11/18/19	425	466
Fifth Third Bancorp	5.450%	1/15/17	450	453
1 Fifth Third Capital Trust IV	6.500%	4/15/67	125	99
First Niagara Financial Group Inc.	6.750%	3/19/20	100	105
Goldman Sachs Group Inc.	5.350%	1/15/16	300	307
Goldman Sachs Group Inc.	5.625%	1/15/17	875	872
Goldman Sachs Group Inc.	5.950%	1/18/18	175	178
Goldman Sachs Group Inc.	6.150%	4/1/18	1,400	1,435
Goldman Sachs Group Inc.	7.500%	2/15/19	385	426
Goldman Sachs Group Inc.	5.375%	3/15/20	825	797
JPMorgan Chase & Co.	3.700%	1/20/15	50	51
JPMorgan Chase & Co.	6.125%	6/27/17	725	773
JPMorgan Chase & Co.	6.000%	1/15/18	250	270
JPMorgan Chase & Co.	6.300%	4/23/19	1,075	1,169
JPMorgan Chase & Co.	4.950%	3/25/20	325	326
JPMorgan Chase Bank NA	5.875%	6/13/16	200	214
JPMorgan Chase Bank NA	6.000%	10/1/17	1,135	1,211
Merrill Lynch & Co. Inc.	5.000%	1/15/15	200	200

Merrill Lynch & Co. Inc.	6.050%	5/16/16	590	597
Merrill Lynch & Co. Inc.	5.700%	5/2/17	400	394
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,425	1,491
Morgan Stanley	5.375%	10/15/15	950	953
Morgan Stanley	5.450%	1/9/17	950	935
Morgan Stanley	5.550%	4/27/17	900	887
Morgan Stanley	5.950%	12/28/17	175	175
Morgan Stanley	6.625%	4/1/18	525	540
Morgan Stanley	7.300%	5/13/19	350	370
Morgan Stanley	5.625%	9/23/19	190	182
Morgan Stanley	5.500%	1/26/20	1,450	1,382
PNC Funding Corp.	4.250%	9/21/15	825	850
PNC Funding Corp.	5.125%	2/8/20	775	789
Regions Bank	7.500%	5/15/18	550	558
Royal Bank of Scotland Group PLC	6.400%	10/21/19	775	764
SunTrust Bank	5.000%	9/1/15	425	429
SunTrust Banks Inc.	6.000%	9/11/17	375	379
UBS AG	5.750%	4/25/18	1,750	1,772
Wachovia Bank NA	5.600%	3/15/16	275	289
Wachovia Corp.	5.625%	10/15/16	1,800	1,927
Wachovia Corp.	5.750%	6/15/17	225	242
Wells Fargo Bank NA	5.750%	5/16/16	525	559
Westpac Banking Corp.	4.200%	2/27/15	275	280
Westpac Banking Corp.	4.875%	11/19/19	150	149

Brokerage (0.8%)
1 Ameriprise Financial Inc.	7.518%	6/1/66	350	339
BlackRock Inc.	6.250%	9/15/17	200	226
Jefferies Group Inc.	8.500%	7/15/19	300	336
Lazard Group LLC	6.850%	6/15/17	200	203
Nomura Holdings Inc.	6.700%	3/4/20	375	386

Finance Companies (2.9%)
Discover Financial Services	6.450%	6/12/17	100	100
Discover Financial Services	10.250%	7/15/19	50	59
1 GE Capital Trust I	6.375%	11/15/67	325	299
General Electric Capital Corp.	4.375%	9/21/15	100	103
General Electric Capital Corp.	5.625%	9/15/17	1,735	1,806
General Electric Capital Corp.	5.625%	5/1/18	625	650
General Electric Capital Corp.	6.000%	8/7/19	750	793
General Electric Capital Corp.	5.550%	5/4/20	250	256
1 General Electric Capital Corp.	6.375%	11/15/67	150	138
1 HSBC Finance Capital Trust IX	5.911%	11/30/35	100	84
HSBC Finance Corp.	5.500%	1/19/16	775	819
SLM Corp.	8.450%	6/15/18	400	366
SLM Corp.	8.000%	3/25/20	300	266

Insurance (5.9%)
ACE INA Holdings Inc.	5.700%	2/15/17	200	217
Aegon NV	4.625%	12/1/15	525	533
Aetna Inc.	6.000%	6/15/16	50	56
Allstate Corp.	7.450%	5/16/19	525	617
American International Group Inc.	5.050%	10/1/15	250	215
American International Group Inc.	5.450%	5/18/17	100	84
American International Group Inc.	5.850%	1/16/18	350	291
American International Group Inc.	8.250%	8/15/18	600	588
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	475	513
Chubb Corp.	5.750%	5/15/18	225	247

1 Chubb Corp.	6.375%	3/29/67	300	284
Genworth Financial Inc.	8.625%	12/15/16	50	55
Genworth Financial Inc.	6.515%	5/22/18	100	94
Hartford Financial Services Group Inc.	6.300%	3/15/18	100	100
Hartford Financial Services Group Inc.	6.000%	1/15/19	475	469
Hartford Financial Services Group Inc.	5.500%	3/30/20	175	166
Humana Inc.	6.450%	6/1/16	525	562
Lincoln National Corp.	8.750%	7/1/19	150	183
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	650	688
MetLife Inc.	5.000%	6/15/15	575	603
MetLife Inc.	6.750%	6/1/16	450	504
MetLife Inc.	7.717%	2/15/19	145	168
PartnerRe Finance B LLC	5.500%	6/1/20	50	47
1 Progressive Corp.	6.700%	6/15/37	75	67
Protective Life Corp.	7.375%	10/15/19	100	107
Prudential Financial Inc.	4.750%	9/17/15	900	929
1 Prudential Financial Inc.	8.875%	6/15/38	175	185
1 Reinsurance Group of America Inc.	6.750%	12/15/65	175	142
Travelers Cos. Inc.	5.900%	6/2/19	825	903
UnitedHealth Group Inc.	5.375%	3/15/16	300	322
UnitedHealth Group Inc.	6.000%	2/15/18	500	543
WellPoint Inc.	5.250%	1/15/16	625	668
WellPoint Inc.	5.875%	6/15/17	175	191
Willis North America Inc.	7.000%	9/29/19	150	158

Real Estate Investment Trusts (2.6%)
Boston Properties LP	5.875%	10/15/19	450	471
Duke Realty LP	7.375%	2/15/15	175	192
Duke Realty LP	6.750%	3/15/20	125	130
ERP Operating LP	5.750%	6/15/17	600	634
HCP Inc.	6.700%	1/30/18	525	549
Health Care REIT Inc.	6.200%	6/1/16	275	299
Hospitality Properties Trust	5.625%	3/15/17	350	338
Kimco Realty Corp.	6.875%	10/1/19	100	110
ProLogis	7.375%	10/30/19	450	441
ProLogis	6.875%	3/15/20	575	543
Simon Property Group LP	5.100%	6/15/15	625	657
Simon Property Group LP	10.350%	4/1/19	200	259
Simon Property Group LP	5.650%	2/1/20	450	464
				70,378
Industrial (51.1%)
Basic Industry (5.8%)
Alcoa Inc.	5.550%	2/1/17	650	635
Alcoa Inc.	6.750%	7/15/18	200	200
ArcelorMittal	6.125%	6/1/18	500	504
ArcelorMittal	9.850%	6/1/19	175	212
Barrick North America Finance LLC	6.800%	9/15/18	125	144
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	725	806
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	200	233
Cliffs Natural Resources Inc.	5.900%	3/15/20	50	52
Dow Chemical Co.	5.900%	2/15/15	500	540
Dow Chemical Co.	8.550%	5/15/19	650	772
EI du Pont de Nemours & Co.	6.000%	7/15/18	225	256
EI du Pont de Nemours & Co.	4.625%	1/15/20	500	522
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	655	711
International Paper Co.	7.950%	6/15/18	575	668
International Paper Co.	9.375%	5/15/19	175	219

Newmont Mining Corp.	5.125%	10/1/19	150	153
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	500	513
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	100	115
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	200	207
PPG Industries Inc.	6.650%	3/15/18	400	463
Praxair Inc.	3.250%	9/15/15	200	204
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,000	1,099
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	175	218
Teck Resources Ltd.	10.250%	5/15/16	300	350
Teck Resources Ltd.	10.750%	5/15/19	275	330
Vale Overseas Ltd.	5.625%	9/15/19	1,175	1,218

Capital Goods (5.6%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	206
Allied Waste North America Inc.	7.125%	5/15/16	400	430
Allied Waste North America Inc.	6.875%	6/1/17	200	218
Boeing Co.	3.750%	11/20/16	550	574
Boeing Co.	6.000%	3/15/19	225	256
Caterpillar Financial Services Corp.	7.150%	2/15/19	750	907
Caterpillar Inc.	5.700%	8/15/16	150	167
Caterpillar Inc.	7.900%	12/15/18	200	250
CRH America Inc.	6.000%	9/30/16	525	570
CRH America Inc.	8.125%	7/15/18	200	237
Danaher Corp.	5.400%	3/1/19	475	524
Deere & Co.	4.375%	10/16/19	450	467
Embraer Overseas Ltd.	6.375%	1/24/17	200	202
Embraer Overseas Ltd.	6.375%	1/15/20	425	431
General Electric Co.	5.250%	12/6/17	925	987
Harsco Corp.	5.750%	5/15/18	475	516
Honeywell International Inc.	5.300%	3/1/18	400	439
Illinois Tool Works Inc.	6.250%	4/1/19	25	29
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	550	633
John Deere Capital Corp.	5.350%	4/3/18	100	110
L-3 Communications Corp.	5.200%	10/15/19	100	103
Lockheed Martin Corp.	4.250%	11/15/19	100	102
Northrop Grumman Corp.	5.050%	8/1/19	475	505
Owens Corning	6.500%	12/1/16	500	524
Raytheon Co.	4.400%	2/15/20	125	128
Roper Industries Inc.	6.250%	9/1/19	400	432
Tyco International Finance SA	8.500%	1/15/19	500	648
United Technologies Corp.	6.125%	2/1/19	225	258
Waste Management Inc.	6.100%	3/15/18	125	139

Communication (9.5%)
American Tower Corp.	7.000%	10/15/17	600	657
AT&T Inc.	5.500%	2/1/18	700	761
AT&T Inc.	5.800%	2/15/19	675	742
British Telecommunications PLC	5.950%	1/15/18	200	211
CBS Corp.	5.750%	4/15/20	440	450
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	375	472
Comcast Corp.	6.500%	1/15/17	1,025	1,150
Comcast Corp.	6.300%	11/15/17	775	862
Comcast Corp.	5.150%	3/1/20	200	205
Deutsche Telekom International Finance BV	6.750%	8/20/18	200	225
DIRECTV Holdings LLC	5.200%	3/15/20	200	202
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	7.625%	5/15/16	300	323

Embarq Corp.	7.082%	6/1/16	500	536
France Telecom SA	5.375%	7/8/19	500	534
Grupo Televisa SA	6.000%	5/15/18	400	421
NBC Universal Inc.	5.150%	4/30/20	125	127
News America Inc.	6.900%	3/1/19	275	320
Omnicom Group Inc.	5.900%	4/15/16	565	625
Qwest Corp.	8.375%	5/1/16	700	758
Reed Elsevier Capital Inc.	8.625%	1/15/19	450	561
Rogers Communications Inc.	6.800%	8/15/18	250	289
RR Donnelley & Sons Co.	6.125%	1/15/17	600	611
Telecom Italia Capital SA	5.250%	10/1/15	600	597
Telecom Italia Capital SA	6.999%	6/4/18	175	187
Telefonica Emisiones SAU	5.877%	7/15/19	310	319
Telefonica Emisiones SAU	5.134%	4/27/20	375	366
Thomson Reuters Corp.	6.500%	7/15/18	150	172
Time Warner Cable Inc.	5.850%	5/1/17	125	136
Time Warner Cable Inc.	6.750%	7/1/18	675	762
Time Warner Cable Inc.	8.250%	4/1/19	925	1,123
Verizon Communications Inc.	5.500%	2/15/18	1,650	1,772
Verizon Communications Inc.	6.100%	4/15/18	200	222
Verizon Communications Inc.	8.750%	11/1/18	425	545
Vodafone Group PLC	5.750%	3/15/16	175	190
Vodafone Group PLC	5.625%	2/27/17	725	784
Vodafone Group PLC	4.625%	7/15/18	250	253

Consumer Cyclical (4.4%)
Costco Wholesale Corp.	5.500%	3/15/17	450	508
CVS Caremark Corp.	5.750%	6/1/17	675	737
CVS Caremark Corp.	4.750%	5/18/20	75	75
Darden Restaurants Inc.	6.200%	10/15/17	300	334
Home Depot Inc.	5.400%	3/1/16	850	926
Johnson Controls Inc.	5.000%	3/30/20	400	416
Lowe's Cos. Inc.	5.000%	10/15/15	400	443
McDonald's Corp.	5.350%	3/1/18	800	890
Nordstrom Inc.	6.250%	1/15/18	400	449
Target Corp.	5.875%	7/15/16	200	231
Target Corp.	6.000%	1/15/18	400	459
Time Warner Inc.	5.875%	11/15/16	575	633
Time Warner Inc.	4.875%	3/15/20	300	298
Viacom Inc.	6.250%	4/30/16	625	698
Wal-Mart Stores Inc.	5.375%	4/5/17	200	225
Wal-Mart Stores Inc.	5.800%	2/15/18	100	115
Walt Disney Co.	5.625%	9/15/16	150	171
Western Union Co.	5.930%	10/1/16	300	328
Yum! Brands Inc.	6.250%	3/15/18	550	611

Consumer Noncyclical (13.2%)
Abbott Laboratories	5.875%	5/15/16	125	143
Abbott Laboratories	5.600%	11/30/17	750	845
Abbott Laboratories	5.125%	4/1/19	550	596
Altria Group Inc.	9.700%	11/10/18	725	878
AmerisourceBergen Corp.	5.875%	9/15/15	150	166
Amgen Inc.	5.850%	6/1/17	925	1,057
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	200	214
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	850	885
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	175	178
Archer-Daniels-Midland Co.	5.450%	3/15/18	500	555
AstraZeneca PLC	5.900%	9/15/17	500	568

Baxter International Inc.	5.900%	9/1/16	700	810
Bottling Group LLC	5.500%	4/1/16	175	197
Bottling Group LLC	5.125%	1/15/19	500	539
Bunge Ltd. Finance Corp.	8.500%	6/15/19	300	348
CareFusion Corp.	6.375%	8/1/19	425	473
Coca-Cola Co.	5.350%	11/15/17	300	333
Covidien International Finance SA	6.000%	10/15/17	425	484
Diageo Capital PLC	5.500%	9/30/16	200	220
Diageo Finance BV	5.300%	10/28/15	400	442
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	600	707
Eli Lilly & Co.	5.200%	3/15/17	450	500
Fortune Brands Inc.	5.375%	1/15/16	150	159
General Mills Inc.	5.700%	2/15/17	450	508
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	375	417
Johnson & Johnson	5.550%	8/15/17	175	199
Kellogg Co.	4.150%	11/15/19	175	178
Kimberly-Clark Corp.	7.500%	11/1/18	425	534
Koninklijke Philips Electronics NV	5.750%	3/11/18	600	667
Kraft Foods Inc.	4.125%	2/9/16	600	619
Kraft Foods Inc.	6.125%	2/1/18	1,125	1,242
Kraft Foods Inc.	5.375%	2/10/20	675	700
Kroger Co.	6.150%	1/15/20	525	594
Life Technologies Corp.	6.000%	3/1/20	125	133
Lorillard Tobacco Co.	8.125%	6/23/19	250	272
Lorillard Tobacco Co.	6.875%	5/1/20	400	401
Medco Health Solutions Inc.	7.125%	3/15/18	650	756
Medtronic Inc.	4.450%	3/15/20	450	464
Merck & Co. Inc.	4.000%	6/30/15	250	268
Merck & Co. Inc.	6.000%	9/15/17	400	460
Novartis Capital Corp.	4.400%	4/24/20	300	310
Novartis Securities Investment Ltd.	5.125%	2/10/19	700	764
PepsiCo Inc.	7.900%	11/1/18	350	445
Pfizer Inc.	6.200%	3/15/19	400	462
Philip Morris International Inc.	5.650%	5/16/18	675	726
Procter & Gamble Co.	4.700%	2/15/19	995	1,061
Quest Diagnostics Inc.	5.450%	11/1/15	300	331
Quest Diagnostics Inc.	4.750%	1/30/20	250	253
Reynolds American Inc.	7.625%	6/1/16	225	247
Safeway Inc.	5.000%	8/15/19	125	131
Stryker Corp.	4.375%	1/15/20	100	103
Sysco Corp.	5.250%	2/12/18	150	164
Wyeth	5.450%	4/1/17	900	1,008

Energy (6.2%)
Anadarko Petroleum Corp.	5.950%	9/15/16	775	822
Canadian Natural Resources Ltd.	5.700%	5/15/17	175	190
Cenovus Energy Inc.	5.700%	10/15/19	100	106
Chevron Corp.	4.950%	3/3/19	400	432
ConocoPhillips	5.750%	2/1/19	550	609
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	700	804
Devon Energy Corp.	6.300%	1/15/19	600	685
EnCana Corp.	5.900%	12/1/17	175	195
EOG Resources Inc.	5.625%	6/1/19	150	166
Halliburton Co.	6.150%	9/15/19	700	765
Hess Corp.	8.125%	2/15/19	400	495
Husky Energy Inc.	7.250%	12/15/19	200	235
Marathon Oil Corp.	5.900%	3/15/18	425	458
Nabors Industries Inc.	9.250%	1/15/19	150	182

Shell International Finance BV	3.250%	9/22/15	500	512
Shell International Finance BV	4.300%	9/22/19	775	781
Statoil ASA	5.250%	4/15/19	375	405
Suncor Energy Inc.	6.100%	6/1/18	600	658
Talisman Energy Inc.	7.750%	6/1/19	300	362
Total Capital SA	3.125%	10/2/15	175	177
Transocean Inc.	6.000%	3/15/18	500	509
Valero Energy Corp.	9.375%	3/15/19	500	593
Valero Energy Corp.	6.125%	2/1/20	125	127
Weatherford International Ltd.	9.625%	3/1/19	575	704
XTO Energy Inc.	5.500%	6/15/18	400	438
XTO Energy Inc.	6.500%	12/15/18	500	586

Technology (4.6%)
Adobe Systems Inc.	4.750%	2/1/20	400	402
Agilent Technologies Inc.	6.500%	11/1/17	500	541
Cisco Systems Inc.	4.950%	2/15/19	850	909
Cisco Systems Inc.	4.450%	1/15/20	800	819
Computer Sciences Corp.	6.500%	3/15/18	100	109
Dell Inc.	5.875%	6/15/19	200	221
Hewlett-Packard Co.	5.400%	3/1/17	300	334
Hewlett-Packard Co.	5.500%	3/1/18	250	281
International Business Machines Corp.	5.700%	9/14/17	500	568
International Business Machines Corp.	7.625%	10/15/18	729	915
Microsoft Corp.	4.200%	6/1/19	325	341
Nokia Oyj	5.375%	5/15/19	500	530
Oracle Corp.	5.250%	1/15/16	1,000	1,117
Oracle Corp.	5.750%	4/15/18	300	337
Pitney Bowes Inc.	4.750%	1/15/16	500	525
Xerox Corp.	6.400%	3/15/16	325	360
Xerox Corp.	6.350%	5/15/18	600	655

Transportation (1.8%)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	150	164
Burlington Northern Santa Fe LLC	5.750%	3/15/18	500	549
1 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	200	209
CSX Corp.	6.250%	3/15/18	25	28
CSX Corp.	7.375%	2/1/19	125	150
1 Delta Air Lines Inc.	7.750%	12/17/19	225	236
FedEx Corp.	8.000%	1/15/19	150	186
Norfolk Southern Corp.	5.750%	1/15/16	100	111
Norfolk Southern Corp.	5.900%	6/15/19	300	335
Ryder System Inc.	5.850%	11/1/16	100	107
Union Pacific Corp.	7.875%	1/15/19	775	957
United Parcel Service Inc.	5.500%	1/15/18	150	168
United Parcel Service Inc.	5.125%	4/1/19	350	385
				99,612
Utilities (11.4%)
Electric (7.8%)
Ameren Energy Generating Co.	7.000%	4/15/18	325	339
American Water Capital Corp.	6.085%	10/15/17	450	486
Appalachian Power Co.	7.950%	1/15/20	175	215
Atlantic City Electric Co.	7.750%	11/15/18	75	90
Carolina Power & Light Co.	5.300%	1/15/19	925	1,008
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	600	680
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	200	241

Constellation Energy Group Inc.	4.550%	6/15/15	425	444
Consumers Energy Co.	6.125%	3/15/19	25	28
Consumers Energy Co.	6.700%	9/15/19	125	145
Consumers Energy Co.	5.650%	4/15/20	175	189
Dominion Resources Inc.	8.875%	1/15/19	450	581
Dominion Resources Inc.	5.200%	8/15/19	600	625
1 Dominion Resources Inc.	7.500%	6/30/66	200	193
Duke Energy Carolinas LLC	7.000%	11/15/18	200	244
Duke Energy Corp.	5.050%	9/15/19	300	308
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	164
Exelon Corp.	4.900%	6/15/15	800	847
Exelon Generation Co. LLC	6.200%	10/1/17	275	306
Exelon Generation Co. LLC	5.200%	10/1/19	125	130
FirstEnergy Solutions Corp.	4.800%	2/15/15	225	232
Florida Power Corp.	5.650%	6/15/18	225	251
FPL Group Capital Inc.	7.875%	12/15/15	300	364
FPL Group Capital Inc.	6.000%	3/1/19	200	221
1 FPL Group Capital Inc.	6.650%	6/15/67	225	207
Midamerican Energy Holdings Co.	5.750%	4/1/18	650	707
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	725	990
Nevada Power Co.	7.125%	3/15/19	150	175
Nisource Finance Corp.	10.750%	3/15/16	175	224
Nisource Finance Corp.	6.400%	3/15/18	500	541
Northern States Power Co.	5.250%	3/1/18	700	760
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	475	549
Pacific Gas & Electric Co.	5.625%	11/30/17	500	547
Pacific Gas & Electric Co.	8.250%	10/15/18	175	217
Pennsylvania Electric Co.	5.200%	4/1/20	350	359
Southern California Edison Co.	5.500%	8/15/18	100	111
Southern Power Co.	4.875%	7/15/15	725	780
TransAlta Corp.	6.650%	5/15/18	400	445
Union Electric Co.	6.700%	2/1/19	200	227

Natural Gas (3.5%)
Enbridge Energy Partners LP	9.875%	3/1/19	300	389
Energy Transfer Partners LP	9.700%	3/15/19	200	245
Energy Transfer Partners LP	9.000%	4/15/19	400	474
Enterprise Products Operating LLC	6.300%	9/15/17	250	274
Enterprise Products Operating LLC	6.500%	1/31/19	500	547
EQT Corp.	8.125%	6/1/19	475	570
Kinder Morgan Energy Partners LP	9.000%	2/1/19	675	835
National Grid PLC	6.300%	8/1/16	500	560
ONEOK Partners LP	8.625%	3/1/19	475	580
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	150	162
Sempra Energy	9.800%	2/15/19	450	589
TransCanada PipeLines Ltd.	7.125%	1/15/19	500	586
1 TransCanada PipeLines Ltd.	6.350%	5/15/67	250	225
Williams Partners LP	5.250%	3/15/20	125	124
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	600	680

Other Utility (0.1%)
Veolia Environnement	6.000%	6/1/18	150	164

				22,174
Total Corporate Bonds (Cost $190,837)				192,164
Taxable Municipal Bonds (0.1%)
Board of Trustees of The Leland Stanford
Junior University	4.750%	5/1/19	150	159
Johns Hopkins University	5.250%	7/1/19	100	109
Total Taxable Municipal Bonds (Cost $267)				268
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
2 Vanguard Market Liquidity Fund (Cost $413)	0.246%		413,247	413

Total Investments (98.9%) (Cost $191,517)				192,845
Other Assets and Liabilities-Net (1.1%)				2,063
Net Assets (100%)				194,908

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	__	192,164	__
Taxable Municipal Bonds	__	268	__
Temporary Cash Investments	413	__	__
Total	413	192,432	__

Intermediate-Term Corporate Bond Index Fund

C. At May 31, 2010, the cost of investment securities for tax purposes was $191,517,000. Net unrealized appreciation of investment securities for tax purposes was $1,328,000, consisting of unrealized gains of $2,498,000 on securities that had risen in value since their purchase and $1,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.5%)
U.S. Government Securities (0.5%)
1 United States Treasury Note/Bond	4.875%	5/31/11	40	42
United States Treasury Note/Bond	3.500%	5/15/20	175	178
Total U.S. Government and Agency Obligations (Cost $220)				220
Corporate Bonds (97.8%)
Finance (20.5%)
Banking (11.7%)
American Express Co.	8.150%	3/19/38	200	260
Bank One Capital III	8.750%	9/1/30	100	112
2 BB&T Capital Trust IV	6.820%	6/12/57	75	65
Capital One Capital III	7.686%	8/15/36	200	178
Citigroup Inc.	6.125%	8/25/36	25	22
Citigroup Inc.	6.875%	3/5/38	475	482
Citigroup Inc.	8.125%	7/15/39	375	434
Credit Suisse USA Inc.	7.125%	7/15/32	25	30
Goldman Sachs Group Inc.	5.950%	1/15/27	300	273
Goldman Sachs Group Inc.	6.125%	2/15/33	75	70
Goldman Sachs Group Inc.	6.450%	5/1/36	200	183
Goldman Sachs Group Inc.	6.750%	10/1/37	350	331
HSBC Holdings PLC	6.500%	5/2/36	225	230
HSBC Holdings PLC	6.500%	9/15/37	75	76
HSBC Holdings PLC	6.800%	6/1/38	350	369
JP Morgan Chase Capital XX	6.550%	9/29/36	75	68
JP Morgan Chase Capital XXII	6.450%	2/2/37	175	157
JPMorgan Chase & Co.	6.400%	5/15/38	405	443
JPMorgan Chase Bank NA	6.000%	10/1/17	150	160
Merrill Lynch & Co. Inc.	6.220%	9/15/26	375	346
Merrill Lynch & Co. Inc.	6.110%	1/29/37	50	45
Merrill Lynch & Co. Inc.	7.750%	5/14/38	250	260
Morgan Stanley	6.250%	8/9/26	200	196
Wachovia Bank NA	5.850%	2/1/37	100	95
Wachovia Bank NA	6.600%	1/15/38	300	315
Wachovia Corp.	5.500%	8/1/35	200	182
Wells Fargo Capital X	5.950%	12/15/36	100	83

Brokerage (0.2%)
Jefferies Group Inc.	6.250%	1/15/36	100	88

Finance Companies (2.7%)
General Electric Capital Corp.	5.550%	1/5/26	250	236
General Electric Capital Corp.	6.750%	3/15/32	75	77
General Electric Capital Corp.	6.150%	8/7/37	175	169
General Electric Capital Corp.	5.875%	1/14/38	750	699
SLM Corp.	5.625%	8/1/33	100	72

Insurance (5.8%)
ACE INA Holdings Inc.	6.700%	5/15/36	100	111
Aetna Inc.	6.750%	12/15/37	110	122
Aflac Inc.	6.900%	12/17/39	100	100

Allstate Corp.	5.550%	5/9/35	100	96
2 Allstate Corp.	6.500%	5/15/57	100	88
American International Group Inc.	6.250%	5/1/36	90	69
AXA SA	8.600%	12/15/30	300	344
Chubb Corp.	6.000%	5/11/37	75	78
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	70	65
Lincoln National Corp.	6.150%	4/7/36	125	116
MetLife Inc.	6.400%	12/15/36	360	318
Protective Life Corp.	8.450%	10/15/39	100	107
Prudential Financial Inc.	5.750%	7/15/33	200	184
Transatlantic Holdings Inc.	8.000%	11/30/39	75	77
Travelers Cos. Inc.	6.250%	6/15/37	175	187
UnitedHealth Group Inc.	6.875%	2/15/38	300	324
Validus Holdings Ltd.	8.875%	1/26/40	35	37
WellPoint Inc.	6.375%	6/15/37	200	212
XL Capital Ltd.	6.250%	5/15/27	100	98

Real Estate Investment Trusts (0.1%)
Simon Property Group LP	6.750%	2/1/40	75	78

				9,617
Industrial (60.8%)
Basic Industry (4.0%)
Alcoa Inc.	5.900%	2/1/27	150	127
Alcoa Inc.	6.750%	1/15/28	100	91
ArcelorMittal	7.000%	10/15/39	90	86
Barrick Australian Finance Pty Ltd.	5.950%	10/15/39	50	50
Dow Chemical Co.	9.400%	5/15/39	200	262
Eastman Chemical Co.	7.250%	1/15/24	50	58
International Paper Co.	7.500%	8/15/21	150	171
Monsanto Co.	5.875%	4/15/38	100	107
Newmont Mining Corp.	6.250%	10/1/39	150	152
Nucor Corp.	6.400%	12/1/37	50	55
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	200	223
Southern Copper Corp.	7.500%	7/27/35	100	106
Teck Resources Ltd.	6.125%	10/1/35	50	48
Vale Overseas Ltd.	6.875%	11/21/36	250	249
Vale Overseas Ltd.	6.875%	11/10/39	55	55

Capital Goods (4.8%)
Boeing Co.	6.875%	3/15/39	225	271
Caterpillar Inc.	6.050%	8/15/36	275	303
Deere & Co.	5.375%	10/16/29	175	182
Emerson Electric Co.	5.250%	11/15/39	130	130
Honeywell International Inc.	5.700%	3/15/37	125	136
Lafarge SA	7.125%	7/15/36	125	120
Lockheed Martin Corp.	5.720%	6/1/40	270	280
Northrop Grumman Systems Corp.	7.750%	2/15/31	100	129
Republic Services Inc.	5.250%	11/15/21	75	77
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	200	235
United Technologies Corp.	7.500%	9/15/29	250	313
United Technologies Corp.	5.700%	4/15/40	25	26
Waste Management Inc.	6.125%	11/30/39	50	52

Communication (15.9%)
Alltel Corp.	7.875%	7/1/32	100	120
America Movil SAB de CV	6.375%	3/1/35	100	101

America Movil SAB de CV	6.125%	3/30/40	125	120
AT&T Inc.	6.150%	9/15/34	300	305
AT&T Inc.	6.800%	5/15/36	150	165
AT&T Inc.	6.500%	9/1/37	350	377
AT&T Inc.	6.300%	1/15/38	350	363
AT&T Inc.	6.400%	5/15/38	275	291
British Telecommunications PLC	9.625%	12/15/30	150	190
CBS Corp.	7.875%	7/30/30	150	165
Comcast Corp.	5.650%	6/15/35	225	214
Comcast Corp.	6.450%	3/15/37	175	184
Comcast Corp.	6.950%	8/15/37	325	362
Comcast Corp.	6.400%	5/15/38	150	157
Deutsche Telekom International Finance BV	8.750%	6/15/30	250	314
Embarq Corp.	7.995%	6/1/36	225	228
France Telecom SA	8.500%	3/1/31	200	267
Grupo Televisa SA	6.625%	1/15/40	125	125
Koninklijke KPN NV	8.375%	10/1/30	100	128
NBC Universal Inc.	6.400%	4/30/40	50	52
New Cingular Wireless Services Inc.	8.750%	3/1/31	100	133
News America Inc.	6.400%	12/15/35	150	157
News America Inc.	6.150%	3/1/37	400	407
Qwest Corp.	7.250%	9/15/25	100	98
Qwest Corp.	7.125%	11/15/43	75	64
Telecom Italia Capital SA	7.200%	7/18/36	150	144
Telecom Italia Capital SA	7.721%	6/4/38	75	76
Telefonica Emisiones SAU	7.045%	6/20/36	250	263
Time Warner Cable Inc.	6.550%	5/1/37	125	130
Time Warner Cable Inc.	7.300%	7/1/38	325	367
Verizon Communications Inc.	8.750%	11/1/18	100	128
Verizon Communications Inc.	6.900%	4/15/38	310	344
Verizon Communications Inc.	8.950%	3/1/39	250	343
Verizon Communications Inc.	7.350%	4/1/39	165	196
Vodafone Group PLC	7.875%	2/15/30	300	358

Consumer Cyclical (7.1%)
CVS Caremark Corp.	6.250%	6/1/27	250	263
Daimler Finance North America LLC	8.500%	1/18/31	175	216
Historic TW Inc.	6.625%	5/15/29	550	584
Home Depot Inc.	5.875%	12/16/36	75	74
Kohl's Corp.	6.875%	12/15/37	75	87
Lowe's Cos. Inc.	5.500%	10/15/35	275	275
McDonald's Corp.	6.300%	10/15/37	150	171
Target Corp.	7.000%	7/15/31	250	291
Target Corp.	6.500%	10/15/37	50	56
Viacom Inc.	6.875%	4/30/36	225	244
Wal-Mart Stores Inc.	5.875%	4/5/27	150	163
Wal-Mart Stores Inc.	7.550%	2/15/30	200	254
Wal-Mart Stores Inc.	5.250%	9/1/35	100	99
Wal-Mart Stores Inc.	6.500%	8/15/37	275	317
Wal-Mart Stores Inc.	5.625%	4/1/40	100	105
Yum! Brands Inc.	6.875%	11/15/37	100	112

Consumer Noncyclical (13.5%)
Abbott Laboratories	6.150%	11/30/37	200	222
Abbott Laboratories	5.300%	5/27/40	75	73
Altria Group Inc.	9.950%	11/10/38	150	190
Altria Group Inc.	10.200%	2/6/39	150	193
Amgen Inc.	6.375%	6/1/37	125	140

Anheuser-Busch Cos. Inc.	6.450%	9/1/37	250	271
Archer-Daniels-Midland Co.	5.375%	9/15/35	250	253
AstraZeneca PLC	6.450%	9/15/37	275	310
Bristol-Myers Squibb Co.	6.125%	5/1/38	275	303
Coca-Cola Enterprises Inc.	8.500%	2/1/22	250	329
Covidien International Finance SA	6.550%	10/15/37	200	230
Diageo Capital PLC	5.875%	9/30/36	100	108
Eli Lilly & Co.	5.500%	3/15/27	200	211
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	225	254
Johnson & Johnson	4.950%	5/15/33	150	152
Kellogg Co.	7.450%	4/1/31	125	157
Koninklijke Philips Electronics NV	6.875%	3/11/38	100	118
Kraft Foods Inc.	7.000%	8/11/37	100	112
Kraft Foods Inc.	6.500%	2/9/40	300	318
Kroger Co.	7.500%	4/1/31	175	213
Mead Johnson Nutrition Co.	4.900%	11/1/19	200	205
Merck & Co. Inc.	6.400%	3/1/28	75	85
Merck & Co. Inc.	6.550%	9/15/37	150	178
Pepsi Bottling Group Inc.	7.000%	3/1/29	125	153
PepsiCo Inc./NC	5.500%	1/15/40	100	102
Pfizer Inc.	7.200%	3/15/39	275	339
Pharmacia Corp.	6.600%	12/1/28	250	286
Philip Morris International Inc.	6.375%	5/16/38	100	112
Procter & Gamble Co.	5.550%	3/5/37	425	450
Safeway Inc.	7.250%	2/1/31	125	148
Unilever Capital Corp.	5.900%	11/15/32	100	110

Energy (10.1%)
Anadarko Petroleum Corp.	6.450%	9/15/36	325	311
Apache Corp.	6.000%	1/15/37	100	107
Canadian Natural Resources Ltd.	6.250%	3/15/38	250	258
Cenovus Energy Inc.	6.750%	11/15/39	175	191
ConocoPhillips Holding Co.	6.950%	4/15/29	125	148
Devon Financing Corp. ULC	7.875%	9/30/31	175	217
EnCana Corp.	6.625%	8/15/37	250	272
Halliburton Co.	7.450%	9/15/39	100	120
Hess Corp.	7.875%	10/1/29	100	121
Hess Corp.	7.300%	8/15/31	20	23
Husky Energy Inc.	7.250%	12/15/19	100	117
Nexen Inc.	6.400%	5/15/37	275	273
Petro-Canada	6.800%	5/15/38	250	270
Shell International Finance BV	6.375%	12/15/38	300	339
Suncor Energy Inc.	6.500%	6/15/38	150	156
Tosco Corp.	8.125%	2/15/30	450	584
Total Capital SA	4.250%	12/15/21	200	202
Transocean Inc.	6.800%	3/15/38	175	167
Valero Energy Corp.	6.625%	6/15/37	225	214
Weatherford International Ltd.	6.500%	8/1/36	200	183
Williams Cos. Inc.	7.875%	9/1/21	50	58
XTO Energy Inc.	6.100%	4/1/36	50	56
XTO Energy Inc.	6.750%	8/1/37	275	329

Technology (2.7%)
Cisco Systems Inc.	5.900%	2/15/39	215	228
Cisco Systems Inc.	5.500%	1/15/40	75	75
International Business Machines Corp.	5.875%	11/29/32	250	270
Motorola Inc.	6.625%	11/15/37	100	95
Nokia Oyj	6.625%	5/15/39	100	113

Oracle Corp.	6.500%	4/15/38	200	228
Pitney Bowes Inc.	5.250%	1/15/37	150	157
Xerox Corp.	6.750%	12/15/39	100	107

Transportation (2.7%)
Burlington Northern Santa Fe LLC	6.150%	5/1/37	75	80
Canadian National Railway Co.	6.375%	11/15/37	100	116
CSX Corp.	6.150%	5/1/37	275	285
2 Delta Air Lines Inc.	6.821%	8/10/22	169	163
Norfolk Southern Corp.	7.250%	2/15/31	275	328
Union Pacific Corp.	6.625%	2/1/29	250	274
United Parcel Service Inc.	6.200%	1/15/38	25	28
				28,429
Utilities (16.5%)
Electric (12.6%)
Ameren Energy Generating Co.	7.950%	6/1/32	125	136
Appalachian Power Co.	7.000%	4/1/38	275	319
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	225	246
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	50	49
Duke Energy Carolinas LLC	6.050%	4/15/38	250	274
Duke Energy Indiana Inc.	6.450%	4/1/39	100	115
Exelon Generation Co. LLC	6.250%	10/1/39	250	256
FirstEnergy Corp.	7.375%	11/15/31	425	441
Florida Power & Light Co.	5.960%	4/1/39	400	431
Florida Power Corp.	6.400%	6/15/38	100	116
Georgia Power Co.	5.950%	2/1/39	200	212
Iberdrola USA Inc.	6.750%	7/15/36	90	94
Midamerican Energy Holdings Co.	6.125%	4/1/36	150	155
Midamerican Energy Holdings Co.	6.500%	9/15/37	250	271
Nisource Finance Corp.	6.125%	3/1/22	50	52
Northern States Power Co.	5.350%	11/1/39	100	100
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	300	353
Pacific Gas & Electric Co.	6.050%	3/1/34	100	105
Pacific Gas & Electric Co.	5.800%	3/1/37	200	205
Pacific Gas & Electric Co.	6.250%	3/1/39	50	54
PacifiCorp	6.000%	1/15/39	125	135
Potomac Electric Power Co.	6.500%	11/15/37	125	142
PSEG Power LLC	8.625%	4/15/31	150	195
Public Service Co. of Colorado	6.250%	9/1/37	150	168
Puget Sound Energy Inc.	5.795%	3/15/40	150	153
San Diego Gas & Electric Co.	6.125%	9/15/37	100	113
South Carolina Electric & Gas Co.	6.050%	1/15/38	175	189
Southern California Edison Co.	6.000%	1/15/34	425	463
Virginia Electric and Power Co.	8.875%	11/15/38	250	347

Natural Gas (3.9%)
El Paso Natural Gas Co.	8.625%	1/15/22	150	183
Enbridge Energy Partners LP	7.500%	4/15/38	30	34
Energy Transfer Partners LP	7.500%	7/1/38	35	39
Enterprise Products Operating LLC	6.650%	10/15/34	125	127
Enterprise Products Operating LLC	6.125%	10/15/39	225	215
Kinder Morgan Energy Partners LP	6.950%	1/15/38	325	326
ONEOK Partners LP	6.650%	10/1/36	150	150
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	50	52
Sempra Energy	6.000%	10/15/39	150	152
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	25	26

TransCanada PipeLines Ltd.	6.200%	10/15/37	100	100
TransCanada PipeLines Ltd.	7.250%	8/15/38	200	232
TransCanada PipeLines Ltd.	7.625%	1/15/39	50	59
TransCanada PipeLines Ltd.	6.100%	6/1/40	50	49

Williams Partners LP	6.300%	4/15/40	75	73
				7,706
Total Corporate Bonds (Cost $45,978)				45,752
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
3 Vanguard Market Liquidity Fund (Cost $633)	0.246%		633,284	633

Total Investments (99.7%) (Cost $46,831)				46,605
Other Assets and Liabilities-Net (0.3%)				155
Net Assets (100%)				46,760

1 Securities with a value of $10,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2010	(1)	(120)	__

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Long-Term Corporate Bond Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	__	220	__
Corporate Bonds	__	45,752	__
Temporary Cash Investments	633	__	__
Futures Contracts—Liabilities[1]	(1)	__	__
Total	632	45,972	__
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2010, the cost of investment securities for tax purposes was $46,831,000. Net unrealized depreciation of investment securities for tax purposes was $226,000, consisting of unrealized gains of $404,000 on securities that had risen in value since their purchase and $630,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments
As of May 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.4%)
Conventional Mortgage-Backed Securities (97.2%)
[1,2] Fannie Mae Pool		4.000%	12/1/18–1/1/40	1,531	1,559
[1,2] Fannie Mae Pool		4.500%	3/1/18–6/1/40	3,209	3,086
[1,2] Fannie Mae Pool		5.000%	2/1/13–6/1/40	6,628	5,839
[1,2] Fannie Mae Pool		5.500%	12/1/16–6/1/40	9,863	7,086
[1,2] Fannie Mae Pool		6.000%	12/1/13–6/1/40	5,918	4,465
[1,2] Fannie Mae Pool		6.500%	4/1/16–6/1/38	1,208	1,320
[1,2] Fannie Mae Pool		7.000%	12/1/29–4/1/37	205	227
[1,2] Freddie Mac Gold Pool		4.000%	7/1/18–4/1/40	964	988
[1,2] Freddie Mac Gold Pool		4.500%	4/1/18–6/1/40	3,381	3,126
[1,2] Freddie Mac Gold Pool		5.000%	10/1/17–6/1/40	3,898	4,116
[1,2] Freddie Mac Gold Pool		5.500%	11/1/17–2/1/39	3,883	4,049
[1,2] Freddie Mac Gold Pool		6.000%	4/1/14–11/1/37	2,680	2,904
[1,2] Freddie Mac Gold Pool		6.500%	1/1/29–3/1/39	946	1,038
[1,2] Freddie Mac Gold Pool		7.000%	5/1/29–10/1/32	166	186
[1,2] Freddie Mac Gold Pool		8.000%	11/1/22	5	6
2	Ginnie Mae I Pool	4.000%	7/15/39–6/1/40	198	198
2	Ginnie Mae I Pool	4.500%	9/15/18–2/15/40	1,331	1,369
2	Ginnie Mae I Pool	5.000%	1/15/18–6/1/40	2,490	2,627
2	Ginnie Mae I Pool	5.500%	11/15/32–6/1/40	2,459	1,677
2	Ginnie Mae I Pool	6.000%	8/15/32–12/15/38	1,201	1,303
2	Ginnie Mae I Pool	6.500%	5/15/24–9/15/38	543	596
2	Ginnie Mae II Pool	4.500%	6/1/40	900	922
2	Ginnie Mae II Pool	5.000%	6/20/33–6/1/40	498	526
2	Ginnie Mae II Pool	5.500%	6/20/34–6/1/40	551	591
2	Ginnie Mae II Pool	6.000%	10/20/32–7/20/39	147	160
2	Ginnie Mae II Pool	6.500%	3/20/31	11	12
2	Ginnie Mae II Pool	7.000%	4/20/38	38	42
					50,018
Nonconventional Mortgage-Backed Securities (3.2%)
[1,2] Fannie Mae Pool		3.304%	1/1/40	48	49
[1,2] Fannie Mae Pool		5.702%	3/1/37	721	762
[1,2] Fannie Mae Pool		5.744%	4/1/37	151	160
[1,2] Fannie Mae Pool		6.281%	9/1/37	97	104
[1,2] Freddie Mac Non Gold Pool		3.315%	4/1/40	75	77
[1,2] Freddie Mac Non Gold Pool		3.361%	5/1/40	50	51
[1,2] Freddie Mac Non Gold Pool		3.632%	1/1/40	174	179
[1,2] Freddie Mac Non Gold Pool		6.455%	2/1/37	238	255
					1,637
Total U.S. Government and Agency Obligations (Cost $51,209)					51,655

		Shares
Temporary Cash Investment (24.3%)
Money Market Fund (24.3%)
3 Vanguard Market Liquidity Fund
(Cost $12,509)	0.246%	12,509,004	12,509

Total Investments (124.7%) (Cost $63,718)			64,164
Other Assets and Liabilities-Net (-24.7%)			(12,727)
Net Assets (100%)			51,437

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	__	51,655	__
Temporary Cash Investments	12,509	__	__
Total	12,509	51,655	__

C. At May 31, 2010, the cost of investment securities for tax purposes was $63,718,000. Net unrealized appreciation of investment securities for tax purposes was $446,000, consisting of unrealized gains of $467,000 on securities that had risen in value since their purchase and $21,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Explorer Value Fund

Schedule of Investments
As of May 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (91.7%)[1]
Consumer Discretionary (7.0%)
* Interpublic Group of Cos. Inc.	112,300	938
Virgin Media Inc.	50,300	813
Chico's FAS Inc.	53,027	648
American Eagle Outfitters Inc.	40,600	532
Newell Rubbermaid Inc.	27,103	451
* Dollar Tree Inc.	6,147	385
Regis Corp.	19,647	361
* Exide Technologies	76,900	328
Tiffany & Co.	7,000	318
Meredith Corp.	8,061	271
* Dress Barn Inc.	9,000	246
Wendy's/Arby's Group Inc. Class A	51,600	233
* Cambium Learning Group Inc.	41,100	199
		5,723
Consumer Staples (2.6%)
JM Smucker Co.	8,900	492
* Ralcorp Holdings Inc.	6,400	384
Inter Parfums Inc.	23,678	370
* Winn-Dixie Stores Inc.	31,000	347
* NBTY Inc.	9,400	322
* Pantry Inc.	12,998	199
		2,114
Energy (6.9%)
* Concho Resources Inc.	25,665	1,336
St. Mary Land & Exploration Co.	13,603	588
* Resolute Energy Corp.	43,700	550
* Plains Exploration & Production Co.	20,800	460
* Oceaneering International Inc.	9,700	449
* Arena Resources Inc.	13,500	444
Holly Corp.	16,800	435
EXCO Resources Inc.	22,100	381
* Forest Oil Corp.	13,500	360
World Fuel Services Corp.	11,700	304
* Carrizo Oil & Gas Inc.	12,478	221
* Cal Dive International Inc.	12,300	68
		5,596
Financials (26.5%)
Willis Group Holdings PLC	35,300	1,081
First Citizens BancShares Inc. Class A	5,100	1,020
* Affiliated Managers Group Inc.	13,200	946
Aspen Insurance Holdings Ltd.	32,096	811
Endurance Specialty Holdings Ltd.	21,800	809
Marshall & Ilsley Corp.	95,800	781
Hudson City Bancorp Inc.	59,800	754
Comerica Inc.	18,800	716
Cash America International Inc.	18,100	669
Discover Financial Services	48,500	652
* SLM Corp.	55,800	620

Raymond James Financial Inc.	17,834	504
Fifth Third Bancorp	38,500	500
Southwest Bancorp Inc.	32,042	495
Argo Group International Holdings Ltd.	16,222	490
Corporate Office Properties Trust	12,897	489
Assured Guaranty Ltd.	29,100	489
HCC Insurance Holdings Inc.	17,733	445
First Community Bancshares Inc.	25,794	414
Columbia Banking System Inc.	18,338	410
Bank of the Ozarks Inc.	11,285	398
Assurant Inc.	11,200	389
Parkway Properties Inc.	22,900	386
* Texas Capital Bancshares Inc.	21,060	385
Entertainment Properties Trust	9,300	381
Northwest Bancshares Inc.	32,400	377
Synovus Financial Corp.	126,300	374
Flushing Financial Corp.	26,500	359
Hatteras Financial Corp.	12,500	346
Allied World Assurance Co. Holdings Ltd.	7,456	335
Regency Centers Corp.	8,800	323
Digital Realty Trust Inc.	5,340	304
* Investment Technology Group Inc.	18,000	303
National Retail Properties Inc.	13,704	301
GFI Group Inc.	49,774	301
Washington Federal Inc.	16,900	292
Brookline Bancorp Inc.	29,100	290
BOK Financial Corp.	5,340	270
Essex Property Trust Inc.	2,520	265
* optionsXpress Holdings Inc.	16,322	262
Realty Income Corp.	8,261	257
Renasant Corp.	17,621	253
Ares Capital Corp.	18,300	248
SWS Group Inc.	24,585	247
Validus Holdings Ltd.	9,573	235
* First Horizon National Corp.	17,935	223
* Penson Worldwide Inc.	25,895	175
* Pinnacle Financial Partners Inc.	8,867	121
		21,495
Health Care (5.9%)
Chemed Corp.	14,300	814
* King Pharmaceuticals Inc.	68,400	593
Beckman Coulter Inc.	10,100	580
* Henry Schein Inc.	10,000	564
* Coventry Health Care Inc.	25,100	520
Omnicare Inc.	15,800	397
* Martek Biosciences Corp.	19,000	353
Cooper Cos. Inc.	9,464	349
West Pharmaceutical Services Inc.	6,300	248
* Conmed Corp.	12,422	241
* IRIS International Inc.	12,500	130
		4,789
Industrials (17.9%)
RR Donnelley & Sons Co.	45,300	868
* FTI Consulting Inc.	16,100	688
* Atlas Air Worldwide Holdings Inc.	12,300	643
UTi Worldwide Inc.	42,500	614
Mueller Industries Inc.	20,400	541

JB Hunt Transport Services Inc.	14,400	497
Viad Corp.	21,300	493
* Teledyne Technologies Inc.	12,300	484
* Colfax Corp.	38,124	455
Granite Construction Inc.	15,100	448
* WABCO Holdings Inc.	14,106	429
Equifax Inc.	13,900	420
AO Smith Corp.	8,665	404
* GrafTech International Ltd.	24,300	404
* Celadon Group Inc.	28,338	386
* BE Aerospace Inc.	13,793	374
Herman Miller Inc.	19,400	373
* WESCO International Inc.	9,866	369
Snap-On Inc.	8,055	356
* Altra Holdings Inc.	28,415	355
* Beacon Roofing Supply Inc.	16,423	345
* Alliant Techsystems Inc.	5,000	344
Actuant Corp. Class A	16,121	326
Roper Industries Inc.	5,400	313
AMETEK Inc.	7,600	309
* RailAmerica Inc.	27,204	304
* Kirby Corp.	7,658	302
* Titan Machinery Inc.	22,066	286
Interface Inc. Class A	23,477	277
* Orbital Sciences Corp.	16,195	257
* DXP Enterprises Inc.	15,895	248
* KAR Auction Services Inc.	17,400	243
* Columbus McKinnon Corp.	14,585	239
Brink's Co.	10,300	233
* On Assignment Inc.	38,269	212
* Saia Inc.	12,696	190
* Furmanite Corp.	36,400	178
* CRA International Inc.	6,952	154
HNI Corp.	4,936	151
		14,512
Information Technology (17.6%)
CA Inc.	40,800	826
* j2 Global Communications Inc.	33,700	780
* Progress Software Corp.	24,300	776
* Axcelis Technologies Inc.	389,400	771
* Hewitt Associates Inc. Class A	20,300	756
* MicroStrategy Inc. Class A	9,700	747
Broadridge Financial Solutions Inc.	35,600	681
* Convergys Corp.	60,200	657
* Compuware Corp.	77,600	636
Earthlink Inc.	67,200	577
* Lexmark International Inc. Class A	13,401	503
* Cabot Microelectronics Corp.	12,900	473
Fair Isaac Corp.	19,600	455
* Synopsys Inc.	19,800	424
* ADC Telecommunications Inc.	44,939	371
Harris Corp.	7,900	371
* Actel Corp.	24,485	346
* SAIC Inc.	20,000	344
* Anaren Inc.	23,275	336
* Pericom Semiconductor Corp.	33,340	330
National Semiconductor Corp.	21,800	306

	MTS Systems Corp.			10,367	303
	DST Systems Inc.			7,900	303
*	OSI Systems Inc.			11,386	299
*	Insight Enterprises Inc.			20,400	297
*	Orbotech Ltd.			24,300	274
*	Avid Technology Inc.			17,230	232
*	Coherent Inc.			6,549	231
	Diebold Inc.			7,658	222
	Jabil Circuit Inc.			15,387	211
*	Integral Systems Inc.			29,422	201
*	Littelfuse Inc.			4,378	158
*	Virtusa Corp.			8,400	73
					14,270
	Materials (3.8%)
	Silgan Holdings Inc.			36,000	1,027
	FMC Corp.			8,100	491
	Albemarle Corp.			9,270	399
	Cabot Corp.			13,502	378
	HB Fuller Co.			17,400	371
	Cytec Industries Inc.			6,142	262
*	RTI International Metals Inc.			5,542	147
					3,075
	Telecommunication Services (0.9%)
	Windstream Corp.			36,900	394
*	NII Holdings Inc.			10,500	383
					777
	Utilities (2.6%)
	Westar Energy Inc.			20,555	452
	Allegheny Energy Inc.			21,800	446
	Portland General Electric Co.			20,353	385
	Allete Inc.			9,300	321
	Piedmont Natural Gas Co. Inc.			11,386	289
	Southwest Gas Corp.			7,355	218
					2,111
	Total Common Stocks (Cost $78,781)				74,462
					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (8.5%)[1]
	Money Market Fund (7.6%)
2	Vanguard Market Liquidity Fund	0.246%		6,191,000	6,191

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (0.9%)
	[3,4] Fannie Mae Discount Notes	0.300%	9/15/10	700	699
	Total Temporary Cash Investments (Cost $6,890)				6,890
	Total Investments (100.2%) (Cost $85,671)				81,352
	Other Assets and Liabilities-Net (-0.2%)				(174)
	Net Assets (100%)				81,178

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.8% and 2.4%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $699,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	June 2010	74	4,892	(144)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2010, based on the inputs used to value them:

Explorer Value Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	74,462	—	—
Temporary Cash Investments	6,191	699	—
Futures Contracts—Liabilities[1]	(53)	—	—
Total	80,600	699	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2010, the cost of investment securities for tax purposes was $85,671,000. Net unrealized depreciation of investment securities for tax purposes was $4,319,000, consisting of unrealized gains of $1,044,000 on securities that had risen in value since their purchase and $5,363,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 23, 2010
VANGUARD SCOTTSDALE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 23, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.